UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Annual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2015

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	38

Federal Tax Information	39

Board of Trustees’ Contract Approval	40

Management and Organization	43

Important Notices	46

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended June 30, 2015, emerging-market equities were characterized by dramatic price swings and volatility, along with country-specific themes such as political unrest, inflationary pressures and fiscal challenges.

The 12-month period began with many investors pessimistic toward the emerging-market asset class as a whole. This was partially a side effect of emerging-market returns generally trailing those of the developed markets, as well as a growing impression that rising U.S. interest rates would be detrimental to emerging-market economies. By the end of 2014, the collapse in crude oil prices, combined with political challenges in Greece, Brazil and Russia, had caused a steep decline in emerging-market returns. One positive event heading into 2015 was a sharp rally in Chinese stocks, which was helped by a renewed use of margin accounts by Chinese retail investors.

This rally continued to support emerging-market returns in the first half of 2015 and was aided by a bounce back in Russia: The ruble staged a powerful rally, making Russian stocks among the highest returning within the MSCI Emerging Markets Index2 for the first six months of 2015. However, in the last three months of the 12-month period, results again turned mixed, with Brazil’s equity market experiencing a rebound and China’s rally sharply reversing in the final weeks of the period. Meanwhile, Greece’s debt crisis increasingly became a source of investor concern.

Frontier markets (as measured by the MSCI Frontier Markets Index) presented an even more challenging situation than the broader emerging-market category (as measured by the MSCI Emerging Markets Index). A large representation of oil exporters created a stiff headwind for frontier markets in the second half of 2014 and early 2015. In addition, the mounting Greek crisis had negative ramifications for frontier-market countries in eastern Europe.

Fund Performance

For the 12-month period ended June 30, 2015, Parametric Tax-Managed Emerging Markets Fund (the Fund) Institutional Class shares had a total return of -9.93% at net asset value, underperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), which had a total return of -5.12% for the same period.

The largest detractor from the Fund’s performance versus the Index was its underweight position in China. China’s equity market rose strongly over the last three quarters of the 12-month period. This advance was largely fueled by the Chinese government’s economic stimulus programs, as well as by Chinese investors’ growing use of margin accounts. The Fund’s overweight position in Greece also hurt relative performance versus the Index, as Greek shares declined amid the increasingly contentious negotiations between Greece, the European central authorities and the International Monetary Fund (IMF). Finally, the Fund’s underweight position in Taiwan also hurt relative performance versus the Index.

The largest contributors to the Fund’s performance versus the Index were its underweight positions in Brazil and Korea, whose equity markets fell over the 12-month period. Brazil’s economy continued to be challenged by growing inflation, political scandals and the falling value of its commodity exports. Korea faced growing competition to its export-focused economy from both Japan and Taiwan. In addition, the Fund’s overweight position in Malaysia further benefited relative performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Performance2,3

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	–9.93%	4.41%	9.01%
Institutional Class at NAV with redemption fee	—	—	–11.70	4.02	8.83
MSCI Emerging Markets Index	—	—	–5.12%	3.68%	8.11%

% After-Tax Returns with Redemption Fee	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class After Taxes on Distribution	06/30/1998	06/30/1998	–12.05%	3.81%	8.61%
Institutional Class After Taxes on Distribution and Sale of Fund Shares	—	—	–6.16	3.36	7.50

% Total Annual Operating Expense Ratio[4]					Institutional Class
					0.95%

Growth of $50,000

This graph shows the change in value of a hypothetical investment of $50,000 in Institutional Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Fund Profile

Top 10 Holdings (% of net assets)[5]

America Movil SAB de CV, Series L	1.2%
MTN Group, Ltd.	1.1
China Mobile, Ltd.	1.0
Samsung Electronics Co., Ltd.	0.9
Tencent Holdings, Ltd.	0.9
OAO Gazprom ADR	0.8
Taiwan Semiconductor Manufacturing Co., Ltd.	0.8
Grupo Televisa SAB, Series CPO	0.7
Sberbank of Russia	0.7
Naspers, Ltd., Class N	0.6
Total	8.7%

See Endnotes and Additional Disclosures in this report.

4

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Institutional Class shares are offered at NAV. Institutional Class shares are subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[4]	Source: Fund prospectus.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,003.90	$4.72	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.10	$4.76	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

6

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments

Common Stocks — 97.9%

Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	191,900	$1,769,318
Arcos Dorados Holdings, Inc., Class A	500,800	2,634,208
Banco Macro SA, Class B	130,676	857,123
Banco Macro SA, Class B ADR	6,100	278,160
BBVA Banco Frances SA	76,594	586,685
BBVA Banco Frances SA ADR	6,799	107,968
Cresud SA ADR(1)	47,360	616,627
Grupo Financiero Galicia SA, Class B ADR	67,900	1,275,841
IRSA Inversiones y Representaciones SA	119,544	305,880
IRSA Inversiones y Representaciones SA ADR	9,600	172,320
Ledesma SAAI	259,501	209,907
MercadoLibre, Inc.	35,600	5,044,520
Molinos Rio de la Plata SA, Class B	93,310	374,819
Pampa Energia SA ADR(1)	179,000	2,471,990
Petrobras Argentina SA ADR	167,793	1,119,179
Siderar SAIC	2,005,200	1,368,203
Telecom Argentina SA ADR	142,000	2,554,580
Telecom Argentina SA, Class B	229,824	1,183,702
Transportadora de Gas del Sur SA	252,923	317,318
Transportadora de Gas del Sur SA ADR	73,736	333,287
YPF SA ADR	101,600	2,786,888

		$26,368,523

Bahrain — 0.6%
Ahli United Bank BSC	16,020,488	$11,433,352
Al Salam Bank-Bahrain BSC	21,545,754	7,627,522
Gulf Finance House EC(1)	10,441,939	2,021,189
Ithmaar Bank BSC(1)	16,428,969	2,328,306

		$23,410,369

Bangladesh — 0.8%
Aftab Automobiles, Ltd.	378,354	$275,838
Al-Arafah Islami Bank, Ltd.	3,219,220	517,245
Bangladesh Building Systems, Ltd.	526,800	323,009
Bangladesh Export Import Co., Ltd.(1)	5,371,333	2,241,823
Beximco Pharmaceuticals, Ltd.	1,141,583	912,740
British American Tobacco Bangladesh Co., Ltd.	27,950	1,093,743
BSRM Steels, Ltd.	1,250,000	1,185,071
City Bank, Ltd. (The)	3,640,644	810,168
Grameenphone, Ltd.	943,200	4,024,964
Heidelberger Cement Bangladesh, Ltd.	103,700	764,021
Islami Bank Bangladesh, Ltd.	2,422,550	529,527
Jamuna Oil Co., Ltd.	212,850	540,268

Security	Shares	Value

Bangladesh (continued)
Khulna Power Co., Ltd.	1,208,340	$1,094,759
Lankabangla Finance, Ltd.	1,809,885	643,929
Malek Spinning Mills, Ltd.	1,020,000	252,949
Meghna Petroleum, Ltd.	210,100	526,634
National Bank, Ltd.(1)	7,923,850	1,161,178
Olympic Industries, Ltd.	278,775	839,935
Padma Oil Co., Ltd.	175,100	550,667
People’s Leasing and Financial Services, Ltd.(1)	665,379	126,511
Pubali Bank, Ltd.	1,779,933	423,414
Social Islami Bank, Ltd.	2,453,500	426,063
Southeast Bank, Ltd.	1,909,500	412,493
Square Pharmaceuticals, Ltd.	1,280,553	4,318,476
Summit Power, Ltd.	1,381,500	725,735
Titas Gas Transmission & Distribution Co., Ltd.	1,857,500	1,672,131
United Airways Bangladesh, Ltd.(1)	8,470,123	1,122,378
United Commercial Bank, Ltd.	6,014,400	1,516,115

		$29,031,784

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$565,504
Botswana Insurance Holdings, Ltd.	801,726	1,122,548
First National Bank of Botswana, Ltd.	7,511,600	2,993,537
Letshego Holdings, Ltd.	16,310,999	5,290,782
Sechaba Breweries, Ltd.	1,086,400	3,138,950
Sefalana Holding Co.	991,000	1,200,934
Standard Chartered Bank Botswana, Ltd.	850,790	1,093,421

		$15,405,676

Brazil — 5.7%
AMBEV SA	1,736,625	$10,668,533
B2W Cia Digital(1)	263,000	1,724,798
Banco Bradesco SA ADR, PFC Shares	178,013	1,630,599
Banco Bradesco SA, PFC Shares	1,004,795	9,210,594
Banco do Brasil SA	312,199	2,438,066
Bombril SA, PFC Shares	39,000	29,792
Braskem SA, PFC Shares	301,200	1,319,464
BRF SA	289,766	6,121,331
BRF SA ADR	25,600	535,296
CCR SA	887,700	4,257,054
Centrais Eletricas Brasileiras SA, PFC Shares	468,682	1,276,812
CETIP SA - Mercados Organizados	155,700	1,706,686
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	338,481
Cia Brasileira de Distribuicao, PFC Shares	43,256	1,019,801
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	665,498
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	659,932

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	65,463	$824,104
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	2,526,999
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	577,117
Cia Hering	155,800	608,848
Cia Paranaense de Energia-Copel, PFC Shares	134,100	1,507,444
Cia Siderurgica Nacional SA	147,100	244,607
Cia Siderurgica Nacional SA ADR	62,200	102,630
Cielo SA	1,520,860	21,435,169
Contax Participacoes SA, PFC Shares	151,000	46,624
Cosan SA Industria e Comercio	137,900	1,115,495
CPFL Energia SA	643,066	3,981,545
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	366,260
Duratex SA	335,583	783,613
EcoRodovias Infraestrutura e Logistica SA	146,900	366,175
EDP-Energias do Brasil SA	418,300	1,548,562
Eletropaulo Metropolitana SA, Class B, PFC Shares	205,868	1,177,959
Embraer SA	974,432	7,415,349
Embraer SA ADR	26,152	792,144
Equatorial Energia SA	260,300	2,944,502
Estacio Participacoes SA	275,300	1,593,837
Even Construtora e Incorporadora SA	652,400	692,458
Ez Tec Empreendimentos e Participacoes SA	136,587	636,126
Fibria Celulose SA	24,585	335,433
Fibria Celulose SA ADR	54,900	747,189
Gafisa SA(1)	845,200	649,715
Gerdau SA ADR	170,900	411,869
Gerdau SA, PFC Shares	227,900	549,024
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	574,600
Hypermarcas SA(1)	88,100	641,248
Itau Unibanco Holding SA ADR, PFC Shares	136,342	1,492,945
Itau Unibanco Holding SA, PFC Shares	875,732	9,638,657
Itausa-Investimentos Itau SA, PFC Shares	2,247,293	6,440,250
JBS SA	444,227	2,337,510
Klabin SA	255,400	1,568,166
Klabin SA, PFC Shares	981,500	1,196,451
Kroton Educacional SA	1,111,932	4,252,315
Light SA	123,900	674,673
Localiza Rent a Car SA	295,025	2,912,199
Lojas Americanas SA, PFC Shares	804,242	4,485,400
Lojas Renner SA	115,100	4,183,301
Marcopolo SA, PFC Shares	786,900	587,182
MRV Engenharia e Participacoes SA	553,800	1,391,135
Multiplus SA	91,200	1,099,997
Natura Cosmeticos SA	82,900	734,317
Odontoprev SA	579,500	2,009,266

Security	Shares	Value

Brazil (continued)
Oi SA ADR(1)	315,800	$603,178
Oi SA, PFC Shares(1)	888,684	1,672,125
PDG Realty SA Empreendimentos e Participacoes(1)	1,321,600	153,027
Petroleo Brasileiro SA(1)	275,200	1,241,856
Petroleo Brasileiro SA ADR(1)	187,400	1,529,184
Petroleo Brasileiro SA, PFC Shares	2,589,800	10,587,102
Prumo Logistica SA(1)	828,800	210,592
Qualicorp SA	577,500	3,661,035
Randon Participacoes SA, PFC Shares	198,512	205,593
Rumo Logistica Operadora Multimodal SA(1)	61,607	25,165
Souza Cruz SA	198,800	1,562,087
Suzano Papel e Celulose SA, PFC Shares	371,100	1,974,203
Telefonica Brasil SA ADR	298,900	4,163,677
Telefonica Brasil SA, PFC Shares	214,905	3,010,923
Tim Participacoes SA	1,725,444	5,682,849
Totvs SA	238,900	2,996,719
Tractebel Energia SA	222,400	2,445,678
Transmissora Alianca de Energia Electrica SA	166,500	1,102,110
Ultrapar Participacoes SA	333,048	7,037,810
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	300,675
Vale SA ADR, PFC Shares	337,600	1,704,880
Vale SA, PFC Shares	1,863,092	9,336,134
Weg SA	903,920	5,538,476

		$210,548,224

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$66,478
Bulgartabak Holding(1)	3,450	86,801
CB First Investment Bank AD(1)	54,000	76,190
Chimimport AD(1)	825,588	731,243
Corporate Commercial Bank AD(1)	19,900	10,604
Industrial Holding Bulgaria PLC(1)	576,865	326,075
Olovno Tzinkov Komplex AD(1)(2)	33,800	0
Petrol AD(1)	76,205	27,296
Sopharma AD	303,500	534,595

		$1,859,282

Chile — 3.0%
AES Gener SA	2,989,659	$1,697,620
Aguas Andinas SA, Series A	3,986,694	2,276,240
Almendral SA	7,092,000	568,558
Antarchile SA, Series A	114,800	1,275,905
Banco de Chile	47,499,753	5,221,982
Banco de Chile ADR	20,591	1,356,535

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Banco de Credito e Inversiones	78,597	$3,454,690
Banco Santander Chile SA ADR	269,549	5,458,367
Banmedica SA	286,194	537,222
Besalco SA	823,600	371,040
Bupa Chile SA, PFC Shares	544,215	447,784
Cap SA	186,746	639,746
Cencosud SA	2,695,001	6,513,279
Cia Cervecerias Unidas SA ADR	142,500	3,018,150
Cia Sud Americana de Vapores SA(1)	10,829,733	347,114
Colbun SA	9,437,809	2,679,096
Corpbanca SA	222,749,200	2,459,989
Corpbanca SA ADR	56,666	935,556
E.CL SA	253,400	344,064
Embotelladora Andina SA, Series A ADR	25,100	381,771
Embotelladora Andina SA, Series A, PFC Shares	202,478	485,263
Embotelladora Andina SA, Series B ADR	49,672	990,460
Empresa Nacional de Electricidad SA ADR	134,059	5,556,746
Empresa Nacional de Telecomunicaciones SA	323,187	3,574,255
Empresas CMPC SA	2,309,849	6,276,184
Empresas Copec SA	1,098,567	11,685,340
Enersis SA	9,328,000	2,962,081
Enersis SA ADR	266,371	4,216,653
Forus SA	64,662	232,643
Inversiones Aguas Metropolitanas SA	687,000	1,043,490
Latam Airlines Group SA(1)	181,573	1,298,583
Latam Airlines Group SA ADR(1)	300,348	2,114,450
Latam Airlines Group SA BDR(1)	29,520	212,207
Masisa SA	5,792,050	176,677
Parque Arauco SA	1,452,200	2,789,569
Quinenco SA	490,001	1,023,271
Ripley Corp. SA	1,626,000	674,029
S.A.C.I. Falabella	1,591,442	11,115,386
Salfacorp SA	1,303,900	877,051
Sigdo Koppers SA	879,641	1,300,318
Sociedad Matriz SAAM SA	6,677,681	532,940
Sociedad Quimica y Minera de Chile SA, Series A	20,950	421,933
Sociedad Quimica y Minera de Chile SA, Series B ADR	196,100	3,141,522
Sonda SA	2,937,360	6,152,478
Vina Concha y Toro SA	146,373	255,298
Vina Concha y Toro SA ADR	26,701	939,875

		$110,033,410

China — 9.9%
Agile Property Holdings, Ltd.	486,000	$326,550
Agricultural Bank of China, Ltd., Class H	7,024,000	3,791,488

Security	Shares	Value

China (continued)
Air China, Ltd., Class H(1)(2)	1,770,000	$2,000,271
Aluminum Corp. of China, Ltd., Class H(1)	2,306,000	1,156,269
Angang Steel Co., Ltd., Class H	1,148,000	790,447
Anhui Conch Cement Co., Ltd., Class H	1,014,000	3,552,789
ANTA Sports Products, Ltd.	887,000	2,161,786
Baidu, Inc. ADR(1)	39,900	7,943,292
Bank of China, Ltd., Class H	10,281,000	6,685,413
Bank of Communications, Ltd., Class H	2,201,300	2,291,286
BBMG Corp., Class H	1,134,500	1,138,408
Beijing Capital International Airport Co., Ltd., Class H	596,000	686,245
Beijing Enterprises Holdings, Ltd.	223,500	1,676,600
Beijing Enterprises Water Group, Ltd.(1)	916,000	751,445
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	826,825
BYD Co., Ltd., Class H	575,000	3,441,415
China Agri-Industries Holdings, Ltd.(1)	2,380,000	1,351,459
China Bluechemical, Ltd., Class H	1,348,000	493,462
China Cinda Asset Management, Co., Ltd., Class H(1)	3,202,000	1,780,827
China CITIC Bank Corp., Ltd., Class H(1)	2,727,000	2,171,243
China Coal Energy Co., Ltd., Class H	2,861,000	1,706,106
China Communications Construction Co., Ltd., Class H	1,677,000	2,495,407
China Communications Services Corp., Ltd., Class H	2,166,000	1,085,472
China Construction Bank Corp., Class H	10,778,580	9,845,627
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,763,228
China Dongxiang (Group) Co., Ltd.	3,981,000	1,051,389
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	1,199,705
China Everbright International, Ltd.	1,156,000	2,082,308
China Everbright, Ltd.	456,000	1,573,174
China Gas Holdings, Ltd.	546,000	870,811
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	578,714
China International Marine Containers Co., Ltd., Class B	413,812	1,059,148
China Life Insurance Co., Ltd., Class H	654,000	2,825,901
China Longyuan Power Group Corp., Ltd., Class H	2,413,000	2,678,311
China Mengniu Dairy Co., Ltd.	800,000	3,981,122
China Merchants Bank Co., Ltd., Class H	1,204,500	3,514,143
China Merchants Holdings (International) Co., Ltd.	790,000	3,389,330
China Merchants Property Development Co., Ltd., Class B(2)	882,981	2,077,723
China Minsheng Banking Corp., Ltd., Class H	2,229,600	2,917,516
China Mobile, Ltd.	3,018,900	38,681,889
China National Building Material Co., Ltd., Class H	2,156,000	2,032,873
China Oilfield Services, Ltd., Class H	756,000	1,198,357
China Overseas Land & Investment, Ltd.	1,148,360	4,057,141
China Pacific Insurance (Group) Co., Ltd., Class H	532,000	2,555,491
China Petroleum & Chemical Corp., Class H	12,211,800	10,462,809
China Pharmaceutical Group, Ltd.	2,036,000	2,015,579

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Railway Construction Corp., Ltd., Class H	947,500	$1,455,509
China Railway Group, Ltd., Class H	2,265,000	2,453,499
China Resources Enterprise, Ltd.	688,000	2,220,405
China Resources Land, Ltd.	655,111	2,120,168
China Resources Power Holdings Co., Ltd.	1,443,000	3,993,836
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,768,006
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	1,483,444
China Shipping Development Co., Ltd., Class H	1,778,000	1,343,977
China Southern Airlines Co., Ltd., Class H	2,064,500	2,418,400
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	991,708
China Telecom Corp., Ltd., Class H	8,226,000	4,817,966
China Travel International Investment Hong Kong, Ltd.	1,660,000	728,713
China Unicom (Hong Kong), Ltd.	2,590,290	4,042,983
China Vanke Co., Ltd., Class H	1,106,117	2,715,786
China Yurun Food Group, Ltd.(1)	926,000	352,354
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	3,323,569
CITIC, Ltd.	628,000	1,129,458
CNOOC, Ltd.	7,777,500	11,052,258
Cosco Pacific, Ltd.	1,128,000	1,526,311
Country Garden Holdings Co., Ltd.	1,582,000	692,494
Ctrip.com International, Ltd. ADR(1)	81,800	5,940,316
Datang International Power Generation Co., Ltd., Class H	3,276,000	1,673,821
Dazhong Transportation Group Co., Ltd., Class B	633,875	830,913
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,337,264
Golden Eagle Retail Group, Ltd.	516,000	690,612
Great Wall Motor Co., Ltd., Class H(1)(2)	836,750	4,101,954
Guangdong Investment, Ltd.	2,088,000	2,916,447
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	1,619,371
Guangzhou R&F Properties Co., Ltd., Class H(1)	670,400	819,825
Hangzhou Steam Turbine Co., Ltd., Class B(2)	426,359	703,599
Hengan International Group Co., Ltd.	248,000	2,942,184
Huaneng Power International, Inc., Class H	3,084,000	4,284,216
Industrial & Commercial Bank of China, Ltd., Class H	11,288,000	8,942,779
Inner Mongolia Eerduosi Resources Co., Ltd., Class B	392,000	419,322
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	605,641
Jiangsu Expressway Co., Ltd., Class H	796,000	1,046,340
Jiangxi Copper Co., Ltd., Class H	1,055,000	1,765,999
Kingboard Chemical Holdings, Ltd.	421,200	728,604
Kunlun Energy Co., Ltd.	1,678,000	1,705,345
Lee & Man Paper Manufacturing, Ltd.	876,000	558,238
Lenovo Group, Ltd.	2,596,000	3,589,137
Li Ning Co., Ltd.(1)	1,892,312	863,609
Lonking Holdings, Ltd.	2,438,000	477,193
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	476,627
Mindray Medical International, Ltd. ADR	83,200	2,371,200

Security	Shares	Value

China (continued)
NetEase.com, Inc. ADR	22,000	$3,187,030
New Oriental Education & Technology Group, Inc. ADR(1)	181,200	4,443,024
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,228,072
Parkson Retail Group, Ltd.	1,024,000	211,143
PetroChina Co., Ltd., Class H	10,100,300	11,222,658
PICC Property & Casualty Co., Ltd., Class H	1,168,000	2,655,821
Ping An Insurance (Group) Co. of China, Ltd., Class H	317,000	4,265,822
Poly Property Group Co., Ltd.	970,000	465,781
Qingling Motors Co., Ltd., Class H	1,448,966	489,409
Semiconductor Manufacturing International Corp.(1)	12,412,000	1,352,982
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,264,225
Shanghai Diesel Engine Co., Ltd., Class B	854,400	883,738
Shanghai Electric Group Co., Ltd., Class H	1,644,000	1,333,708
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	474,259
Shanghai Industrial Holdings, Ltd.	291,000	985,270
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	1,632,979
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	681,664
Shimao Property Holdings, Ltd.	532,000	1,049,977
Sihuan Pharmaceutical Holdings Group, Ltd.(1)(2)	5,255,000	1,494,833
SINA Corp.(1)	25,700	1,376,621
Sino Biopharmaceutical, Ltd.	2,360,000	2,742,196
Sino-Ocean Land Holdings, Ltd.	1,370,500	1,038,767
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	2,328,287
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	3,136,000	1,696,043
Sinopharm Group Co., Ltd., Class H	975,600	4,326,041
Sohu.com, Inc.(1)	8,700	514,083
Tencent Holdings, Ltd.	1,571,000	31,434,832
Tingyi (Cayman Islands) Holding Corp.	1,184,000	2,424,787
Travelsky Technology, Ltd., Class H	1,218,000	1,788,561
Tsingtao Brewery Co., Ltd., Class H	874,000	5,298,970
Want Want China Holdings, Ltd.	3,531,000	3,728,137
Weichai Power Co., Ltd., Class H	226,800	757,860
Wumart Stores, Inc., Class H	832,000	582,539
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,735,121
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	556,185
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,163,007
Zhejiang Expressway Co., Ltd., Class H	870,000	1,206,554
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	2,163,927
Zijin Mining Group Co., Ltd., Class H	3,148,000	1,108,102
ZTE Corp., Class H	708,739	1,795,957

		$366,847,166

Colombia — 1.5%
Almacenes Exito SA	569,955	$4,970,560

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Colombia (continued)
Avianca Holdings SA, PFC Shares	614,449	$790,109
Banco Davivienda SA, PFC Shares	190,600	1,956,324
Banco de Bogota SA	69,328	1,596,674
Bancolombia SA	86,292	884,379
Bancolombia SA ADR, PFC Shares	127,200	5,469,600
Bolsa de Valores de Colombia	85,691,900	575,618
Celsia SA ESP	833,260	1,354,535
Cementos Argos SA	509,458	1,808,867
Cementos Argos SA, PFC Shares	190,626	649,026
Cemex Latam Holdings SA(1)	266,452	1,305,047
Corporacion Financiera Colombiana SA	154,506	2,164,685
Ecopetrol SA	4,549,600	3,021,174
Ecopetrol SA ADR	425,800	5,646,108
Empresa de Energia de Bogota SA	2,602,208	1,588,165
Empresa de Telecommunicaciones de Bogota SA	2,267,738	451,769
Fabricato SA(1)	34,115,900	183,333
Grupo Argos SA	466,160	3,041,868
Grupo Argos SA, PFC Shares	147,122	927,272
Grupo Aval Acciones y Valores SA	1,723,100	839,983
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,589,386
Grupo de Inversiones Suramericana SA	365,800	5,198,003
Grupo Nutresa SA	414,015	3,639,217
Grupo Odinsa SA(1)	53,817	185,504
Interconexion Electrica SA	945,400	2,667,223
ISAGEN SA ESP	2,021,151	2,156,751
Organizacion Terpel SA	13,768	80,857

		$54,742,037

Croatia — 0.7%
AD Plastik DD	51,587	$787,905
Adris Grupa DD, PFC Shares	45,976	2,499,511
Atlantic Grupa DD	17,357	2,269,559
Atlantska Plovidba DD(1)	15,437	458,388
Dalekovod DD(1)	55,123	141,322
Ericsson Nikola Tesla	5,610	950,753
Hrvatski Telekom DD	421,671	9,548,474
Koncar-Elektroindustrija DD	7,227	719,246
Kras DD(1)	4,595	307,961
Ledo DD	1,903	2,263,236
Petrokemija DD(1)	17,450	40,678
Podravka Prehrambena Industrija DD(1)	72,212	3,285,416
Privredna Banka Zagreb DD	3,310	292,079
Valamar Riviera DD	685,752	2,075,331
Zagrebacka Banka DD	30,550	189,798

		$25,829,657

Security	Shares	Value

Czech Republic — 1.2%
CEZ AS	716,870	$16,642,015
Komercni Banka AS	84,191	18,657,571
New World Resources PLC, Class A(1)	860,500	7,030
Pegas Nonwovens SA	48,000	1,620,389
Philip Morris CR AS	6,810	2,929,712
Unipetrol AS(1)	500,500	3,252,197

		$43,108,914

Egypt — 1.4%
Alexandria Mineral Oils Co.	121,900	$673,504
Arab Cotton Ginning	1,880,400	759,183
Commercial International Bank Egypt SAE	1,828,235	13,460,759
Eastern Tobacco	97,097	2,728,508
Egypt Kuwait Holding Co. SAE	1,277,058	789,238
Egyptian Financial & Industrial Co.	137,064	116,928
Egyptian Financial Group-Hermes Holding Co.(1)	1,590,030	2,842,511
Egyptian International Pharmaceutical Industrial Co.	153,932	1,707,656
Egyptian Resorts Co.(1)	4,213,900	543,540
El Ezz Aldekhela Steel Alexandria	4,750	266,480
El Sewedy Electric Co.(1)	384,121	2,394,436
Ezz Steel(1)	1,677,500	1,841,013
Ghabbour Auto(1)	345,862	191,419
Global Telecom Holding SAE(1)	9,908,210	3,260,806
Juhayna Food Industries	2,665,536	2,951,370
Maridive & Oil Services SAE(1)	787,652	344,731
Medinet Nasr for Housing and Development SAE(1)	460,182	1,667,345
Misr Cement (Qena)	18,251	198,782
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	1,541,431
Oriental Weavers Co.	1,278,405	1,706,342
Pioneers Holding(1)	734,900	801,209
Qalaa Holdings(1)	1,600,000	412,379
Sidi Kerir Petrochemicals Co.	957,400	1,579,774
Six of October Development & Investment Co.(1)	275,153	386,402
South Valley Cement	485,000	304,957
Suez Cement Co.	138,000	654,534
Talaat Moustafa Group	3,963,160	4,556,054
Telecom Egypt	1,449,600	1,538,484

		$50,219,775

Estonia — 0.2%
AS Baltika(1)	226,000	$93,160
AS Merko Ehitus	75,000	702,224
AS Nordecon International	223,282	261,221
AS Olympic Entertainment Group	803,899	1,656,085

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Estonia (continued)
AS Tallink Grupp	5,354,470	$4,345,445
AS Tallinna Kaubamaja Grupp	202,800	1,363,129
AS Tallinna Vesi	35,235	514,400

		$8,935,664

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	5,176,100	$71,231
CAL Bank, Ltd.	4,406,554	1,114,298
Ghana Commercial Bank, Ltd.	1,384,370	1,549,893
Produce Buying Co., Ltd.(1)	650,000	16,392
Societe Generale Ghana, Ltd.(1)	814,000	169,911
Standard Chartered Bank of Ghana, Ltd.	242,700	1,109,651
Total Petroleum Ghana, Ltd.	20,964	25,483
Unilever Ghana, Ltd.(1)	249,000	430,039

		$4,486,898

Greece(3) — 1.2%
Aegean Airlines SA	64,124	$377,292
Aegean Marine Petroleum Network, Inc.	90,611	1,119,952
Alpha Bank AE(1)	5,433,694	1,665,791
Athens Water Supply & Sewage Co. SA (The)	227,849	1,266,861
Costamare, Inc.	108,479	1,992,759
Diana Shipping, Inc.(1)	190,420	1,342,461
DryShips, Inc.(1)	1,438,000	864,526
Ellaktor SA(1)	292,801	521,294
Eurobank Ergasias SA(1)	11,975,587	1,641,836
FF Group(1)	63,075	1,453,254
GasLog, Ltd.	111,416	2,222,749
GEK Terna Holding Real Estate Construction SA(1)	120,661	205,631
Hellenic Exchanges - Athens Stock Exchange SA(1)	114,224	504,597
Hellenic Petroleum SA	132,875	592,050
Hellenic Telecommunications Organization SA	777,120	6,066,956
Intralot SA(1)	260,400	421,462
JUMBO SA	198,150	1,399,803
Marfin Investment Group Holdings SA(1)	485,263	62,833
Metka SA	43,400	321,882
Motor Oil (Hellas) Corinth Refineries SA	170,500	1,379,788
Mytilineos Holdings SA(1)	452,870	2,496,440
National Bank of Greece SA(1)	1,894,449	2,164,379
Navios Maritime Acquisition Corp.	191,284	686,710
Navios Maritime Holdings, Inc.	87,850	326,802
OPAP SA	402,600	2,993,600
Public Power Corp. SA(1)	914,808	4,102,228
StealthGas, Inc.(1)	81,587	550,712
Terna Energy SA(1)	126,318	369,209

Security	Shares	Value

Greece (continued)
Titan Cement Co. SA	220,407	$4,490,639
Tsakos Energy Navigation, Ltd.	201,900	1,924,107
Viohalco SA(1)	184,517	488,371

		$46,016,974

Hungary — 1.3%
Magyar Telekom Telecommunications PLC(1)	4,030,434	$5,630,067
Magyar Telekom Telecommunications PLC ADR(1)	37,300	255,878
MOL Hungarian Oil & Gas Rt.	221,545	11,335,673
OTP Bank Rt.	916,700	18,117,683
Richter Gedeon Nyrt.	813,720	12,223,446

		$47,562,747

India — 6.1%
ABB India, Ltd.	33,400	$693,449
ACC, Ltd.	54,200	1,231,673
Adani Enterprises, Ltd.	119,200	169,721
Adani Ports and Special Economic Zone, Ltd.	719,546	3,472,236
Adani Power, Ltd.(1)	518,864	236,975
Adani Transmissions, Ltd.(1)(2)	119,200	0
Aditya Birla Nuvo, Ltd.	26,506	744,066
Ambuja Cements, Ltd.	566,900	2,043,671
Andhra Bank	55,000	58,686
Apollo Hospitals Enterprise, Ltd.	61,400	1,270,166
Ashok Leyland, Ltd.	820,626	933,924
Asian Paints, Ltd.	243,000	2,890,133
Axis Bank, Ltd.	585,600	5,124,789
Bajaj Auto, Ltd.	42,600	1,694,524
Bajaj Holdings & Investment, Ltd.	11,100	253,780
Balrampur Chini Mills, Ltd.(1)	262,700	166,956
Bharat Forge, Ltd.	43,136	715,341
Bharat Heavy Electricals, Ltd.	370,300	1,432,792
Bharat Petroleum Corp., Ltd.	134,400	1,852,053
Bharti Airtel, Ltd.	1,940,801	12,787,615
Biocon, Ltd.	78,400	565,994
Bosch, Ltd.	3,900	1,334,317
Cairn India, Ltd.	157,100	446,328
Century Textiles & Industries, Ltd.	50,000	555,185
Cipla, Ltd.	207,400	2,010,963
Coal India, Ltd.	372,500	2,457,595
Colgate-Palmolive (India), Ltd.	23,100	739,568
Container Corp. of India, Ltd.	69,900	1,840,739
Cummins India, Ltd.	79,700	1,113,270
Dabur India, Ltd.	278,000	1,225,727
Divi’s Laboratories, Ltd.	24,900	738,023

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Dr. Reddy’s Laboratories, Ltd.	24,300	$1,351,315
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,482,576
Essar Oil, Ltd.(1)	318,500	691,488
GAIL (India), Ltd.	418,540	2,579,646
GAIL (India), Ltd. GDR(4)	25,050	933,185
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	8,000	422,235
Glenmark Pharmaceuticals, Ltd.	114,000	1,786,242
Grasim Industries, Ltd. GDR(4)	13,300	701,267
Great Eastern Shipping Co., Ltd. (The)	56,700	296,823
HCL Technologies, Ltd.	221,600	3,200,014
HDFC Bank, Ltd.	568,700	10,906,009
Hero MotoCorp, Ltd.	51,542	2,036,160
Hindalco Industries, Ltd.	436,910	765,908
Hindustan Petroleum Corp., Ltd.	98,600	1,123,682
Hindustan Unilever, Ltd.	588,309	8,451,378
Hindustan Zinc, Ltd.	244,148	639,505
Housing Development Finance Corp., Ltd.	390,318	7,948,931
ICICI Bank, Ltd.	532,035	2,581,838
Idea Cellular, Ltd.	1,449,679	4,004,582
IDFC, Ltd.	179,200	413,782
Indian Hotels Co., Ltd.(1)	173,820	249,705
Indian Oil Corp., Ltd.	221,900	1,336,539
Infosys, Ltd.	900,432	14,037,610
ITC, Ltd.	1,223,800	6,064,411
Jaiprakash Associates, Ltd.(1)	50	9
Jindal Steel & Power, Ltd.	90,000	121,145
JSW Energy, Ltd.	1,158,270	1,783,197
JSW Steel, Ltd.	60,200	825,308
Kotak Mahindra Bank, Ltd.	160,700	3,467,592
Larsen & Toubro, Ltd.	112,578	3,147,322
Larsen & Toubro, Ltd. GDR(4)	72,000	2,006,142
LIC Housing Finance, Ltd.	62,800	444,266
Lupin, Ltd.	97,200	2,865,682
Mahindra & Mahindra, Ltd.	167,400	3,379,379
Maruti Suzuki India, Ltd.	50,500	3,367,846
Mphasis, Ltd.	37,500	242,010
Nestle India, Ltd.	12,100	1,207,499
NHPC, Ltd.	1,887,800	579,045
NTPC, Ltd.	2,100,300	4,533,198
Oil & Natural Gas Corp., Ltd.	1,236,700	6,008,284
Oracle Financial Service Software, Ltd.	4,000	239,916
Petronet LNG, Ltd.	216,300	633,845
Piramal Enterprises, Ltd.	41,782	606,738
Power Grid Corporation of India, Ltd.	1,419,700	3,116,602
Punjab National Bank	65,000	142,034
Reliance Capital, Ltd.	22,030	125,238

Security	Shares	Value

India (continued)
Reliance Communications, Ltd.(1)	1,408,559	$1,368,517
Reliance Industries, Ltd.	769,312	12,057,744
Reliance Industries, Ltd. GDR(5)	42,816	1,325,158
Reliance Infrastructure, Ltd.	171,400	1,040,548
Reliance Power, Ltd.(1)	546,400	384,512
Siemens, Ltd.	72,300	1,528,008
State Bank of India GDR(4)	49,600	2,049,475
Steel Authority of India, Ltd.	60,000	58,727
Sun Pharmaceutical Industries, Ltd.	516,800	7,101,436
Tata Chemicals, Ltd.	58,600	386,445
Tata Communications, Ltd.	47,000	326,995
Tata Consultancy Services, Ltd.	256,667	10,291,559
Tata Global Beverages, Ltd.	156,000	322,880
Tata Motors, Ltd.	542,926	3,674,979
Tata Motors, Ltd. ADR	19,800	682,506
Tata Power Co., Ltd.	1,002,648	1,166,546
Tata Steel, Ltd.	149,900	719,271
Tech Mahindra, Ltd.	143,648	1,070,594
Titan Co., Ltd.	248,000	1,476,121
UltraTech Cement, Ltd.	58,091	2,730,814
United Spirits, Ltd.(1)	21,533	1,142,064
UPL, Ltd.	237,900	1,995,346
Vedanta, Ltd.	499,740	1,357,913
Voltas, Ltd.	224,100	1,105,911
Wipro, Ltd.	291,229	2,492,884
Zee Entertainment Enterprises, Ltd.	413,300	2,395,171

		$223,899,511

Indonesia — 2.8%
Adaro Energy Tbk PT	28,006,600	$1,591,592
AKR Corporindo Tbk PT	4,660,500	2,067,790
Aneka Tambang Persero Tbk PT(1)	8,587,500	437,082
Astra Argo Lestari Tbk PT	654,000	1,123,361
Astra International Tbk PT	16,668,000	8,822,606
Bank Central Asia Tbk PT	10,623,000	10,727,923
Bank Danamon Indonesia Tbk PT	3,237,181	1,042,934
Bank Mandiri Tbk PT	7,808,000	5,869,509
Bank Negara Indonesia Persero Tbk PT	7,849,000	3,111,832
Bank Pan Indonesia Tbk PT(1)	6,253,772	515,408
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,872,000	114,984
Bank Rakyat Indonesia Tbk PT	9,392,000	7,269,101
Charoen Pokphand Indonesia Tbk PT	4,000,700	823,173
Gudang Garam Tbk PT	498,500	1,682,636
Hanson International Tbk PT(1)	17,636,400	978,140
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	223,230

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
Indo Tambangraya Megah Tbk PT	1,269,200	$1,219,804
Indocement Tunggal Prakarsa Tbk PT	2,045,500	3,197,088
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,188,227
Indofood Sukses Makmur Tbk PT	4,544,500	2,236,234
Indosat Tbk PT(1)	1,322,500	396,356
Jasa Marga (Persero) Tbk PT	3,247,500	1,329,921
Kalbe Farma Tbk PT	45,305,200	5,683,358
Lippo Karawaci Tbk PT	26,506,000	2,343,328
Matahari Putra Prima Tbk PT	5,148,000	1,137,648
Medco Energi Internasional Tbk PT	698,500	142,885
Pembangunan Perumahan Persero Tbk PT	4,793,000	1,243,820
Perusahaan Gas Negara Tbk PT	19,152,100	6,186,268
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	826,252
Semen Indonesia Persero Tbk PT	4,703,500	4,225,176
Sigmagold Inti Perkasa Tbk PT(1)	27,503,000	926,100
Surya Semesta Internusa Tbk PT	3,178,000	229,344
Tambang Batubara Bukit Asam Tbk PT	2,159,900	1,356,534
Telekomunikasi Indonesia Tbk PT	58,725,800	12,872,349
Unilever Indonesia Tbk PT	1,100,700	3,254,020
United Tractors Tbk PT	3,148,000	4,801,087
Vale Indonesia Tbk PT	4,748,000	962,734
Wijaya Karya Persero Tbk PT	6,352,000	1,190,308

		$103,350,142

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	23,341	$454,491
Alia The Royal Jordanian Airlines PLC(1)(2)	209,700	137,266
Arab Bank PLC	1,524,456	13,219,669
Arab Potash Co. PLC	71,074	2,164,435
Bank of Jordan	262,189	943,349
Cairo Amman Bank	86,860	296,501
Capital Bank of Jordan	605,501	1,184,736
Jordan Ahli Bank	517,414	853,065
Jordan Islamic Bank	225,901	1,060,695
Jordan Petroleum Refinery	427,730	3,459,021
Jordan Phosphate Mines(1)	84,500	703,107
Jordan Steel(1)	269,400	204,890
Jordan Telecommunications Co.	278,100	1,178,307
Jordanian Electric Power Co.	538,376	1,967,855
Union Land Development(1)	360,100	1,138,092

		$28,965,479

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	716,100	$6,093,034

Security	Shares	Value

Kazakhstan (continued)
KAZ Minerals PLC(1)	2,233,589	$7,130,445
Kazkommertsbank JSC GDR(1)	284,200	907,058
KazMunaiGas Exploration Production GDR(4)	632,226	6,267,769
Kcell JSC GDR(4)	544,503	4,725,398
Nostrum Oil & Gas PLC	178,200	1,655,221

		$26,778,925

Kenya — 0.7%
ARM Cement, Ltd.	1,677,000	$1,265,540
Bamburi Cement Co., Ltd.	460,041	718,821
Barclays Bank of Kenya, Ltd.	5,636,820	876,171
Centum Investment Co., Ltd.(1)	977,680	645,809
Co-operative Bank of Kenya, Ltd. (The)	5,758,660	1,247,541
East African Breweries, Ltd.	1,528,640	4,691,530
Equity Group Holdings, Ltd.	5,413,000	2,534,333
KenolKobil, Ltd.	3,831,500	326,488
Kenya Airways, Ltd.(1)	2,398,400	178,867
Kenya Commercial Bank, Ltd.	4,792,860	2,604,991
Kenya Electricity Generating Co., Ltd.	1,875,100	173,566
Kenya Power & Lighting, Ltd.	8,246,893	1,520,038
Nation Media Group, Ltd.	442,376	915,652
NIC Bank, Ltd.	852,975	463,455
Safaricom, Ltd.	35,682,800	5,936,411
Standard Chartered Bank Kenya, Ltd.	250,721	752,161

		$24,851,374

Kuwait — 1.3%
Abyaar Real Estate Development(1)	1,440,000	$149,557
Agility Public Warehousing Co. KSC	1,721,475	4,091,241
Ahli United Bank	278,810	525,629
Al Ahli Bank of Kuwait KSCP	122,180	149,127
Al-Mazaya Holding Co.	551,200	210,686
Boubyan Petrochemicals Co.	1,968,750	4,107,813
Burgan Bank SAK	921,028	1,294,145
Combined Group Contracting Co. KSC	137,658	368,359
Commercial Bank of Kuwait KSCP	937,950	1,948,287
Commercial Real Estate Co. KSCC	2,487,729	697,987
Gulf Bank(1)	1,477,708	1,316,318
Gulf Cable and Electrical Industries Co. KSC	165,000	321,802
Kuwait Finance House KSCP	2,643,406	5,575,725
Kuwait Food Co. (Americana) SAK	512,500	4,569,156
Kuwait International Bank	818,000	653,475
Kuwait Pipes Industries & Oil Services Co.(1)(2)	800,000	0
Kuwait Portland Cement Co. KSC	202,125	773,842
Kuwait Projects Co. Holdings KSC	964,872	2,007,834

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Kuwait (continued)
Kuwait Real Estate Co. KSC	1,720,000	$396,999
Mabanee Co. SAK	961,253	3,140,468
Mobile Telecommunications Co.	4,387,600	6,020,066
National Bank of Kuwait SAK	2,557,243	7,255,255
National Industries Group Holding SAK	3,619,875	1,936,956
National Investment Co.	645,000	268,268
National Real Estate Co.(1)	628,204	196,841
Qurain Petrochemical Industries Co. KSC	1,460,000	927,795
Sultan Center Food Products Co.(1)	2,160,000	620,322

		$49,523,953

Latvia — 0.0%(6)
Grindeks	12,000	$75,583
Latvian Shipping Co.(1)	96,000	40,777

		$116,360

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,531,242
Byblos Bank	838,110	1,350,519
Solidere, Class A(1)	275,848	3,172,652
Solidere, Class B(1)	5,516	62,904

		$6,117,317

Lithuania — 0.1%
Apranga PVA	363,680	$1,099,614
Invalda Privatus Kapitalas AB(1)(2)	32,177	0
Klaipedos Nafta AB	1,576,663	667,724
Lesto AB	338,936	359,481
Panevezio Statybos Trestas	323,592	354,780
Pieno Zvaigzdes	94,000	161,065
Rokiskio Suris(1)	177,000	284,007
Siauliu Bankas	1,032,958	333,240

		$3,259,911

Malaysia — 2.6%
Aeon Co. (M) Bhd	736,800	$604,874
Affin Holdings Bhd	236,000	168,726
Airasia Bhd	1,089,900	444,683
Alliance Financial Group Bhd	330,800	384,539
AMMB Holdings Bhd	615,900	983,314
Axiata Group Bhd	1,791,575	3,037,785
Batu Kawan Bhd	100,300	484,648
Berjaya Corp. Bhd	2,498,100	271,194
Berjaya Sports Toto Bhd	465,569	404,610

Security	Shares	Value

Malaysia (continued)
Boustead Holdings Bhd	412,500	$453,653
British American Tobacco Malaysia Bhd	89,100	1,462,761
Bumi Armada Bhd(1)	1,902,900	574,233
Bursa Malaysia Bhd	224,600	484,401
CIMB Group Holdings Bhd	1,425,966	2,066,029
Datasonic Group Bhd	1,594,400	451,491
Dialog Group Bhd	4,501,050	1,894,848
Digi.com Bhd	1,538,000	2,182,906
Felda Global Ventures Holdings Bhd	1,136,300	490,177
Gamuda Bhd	1,983,700	2,453,496
Genting Bhd	1,303,300	2,783,490
Genting Malaysia Bhd	1,977,000	2,199,206
Genting Plantations Bhd	261,000	685,548
Hartalega Holdings Bhd	121,700	274,327
Hong Leong Bank Bhd	256,700	910,772
Hong Leong Financial Group Bhd	136,200	546,885
IHH Healthcare Bhd	4,476,700	6,711,110
IJM Corp. Bhd	1,328,220	2,295,640
IOI Corp. Bhd	1,684,968	1,812,255
IOI Properties Group Bhd	842,484	412,611
KLCCP Stapled Group	250,000	460,919
KNM Group Bhd(1)	3,198,075	524,338
Kossan Rubber Industries	458,100	789,359
KPJ Healthcare Bhd	403,200	450,949
Kuala Lumpur Kepong Bhd	293,050	1,659,679
Kulim (Malaysia) Bhd	792,800	525,050
Lafarge Malaysia Bhd	789,960	1,770,497
Landmarks Bhd(1)	576,800	175,588
Magnum Bhd	617,940	433,889
Malayan Banking Bhd	1,462,286	3,540,782
Malaysia Airports Holdings Bhd	200,000	328,846
Malaysian Resources Corp. Bhd	1,861,700	581,529
Maxis Bhd	1,255,300	2,116,586
Media Prima Bhd	567,300	219,578
MISC Bhd	638,440	1,306,033
MMC Corp. Bhd	662,000	440,186
Muhibbah Engineering (M) Bhd	1,581,000	949,689
My EG Services Bhd	1,724,000	1,269,621
Parkson Holdings Bhd(1)	713,599	292,841
Petronas Chemicals Group Bhd	2,816,700	4,711,643
Petronas Dagangan Bhd	422,400	2,302,841
Petronas Gas Bhd	268,500	1,512,416
PPB Group Bhd	300,400	1,202,421
Press Metal Bhd	930,000	639,777
Public Bank Bhd	706,298	3,503,453
RHB Capital Bhd	497,700	971,974

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
Sapurakencana Petroleum Bhd	4,032,352	$2,518,632
Silverlake Axis, Ltd.	472,800	343,264
Sime Darby Bhd	3,012,009	6,800,323
Sunway Bhd	378,040	344,448
Sunway Construction Group Bhd(1)(2)	37,804	0
Sunway Real Estate Investment Trust	1,028,200	419,553
Supermax Corp. Bhd	1,466,700	804,365
Ta Ann Holdings Bhd	355,899	358,849
Tan Chong Motor Holdings Bhd	219,000	171,287
Telekom Malaysia Bhd	1,020,100	1,764,837
Tenaga Nasional Bhd	1,450,631	4,859,447
Top Glove Corp. Bhd	210,000	370,101
UEM Sunrise Bhd	1,112,200	287,251
UMW Holdings Bhd	391,900	1,052,409
UMW Oil & Gas Corp. Bhd	1,133,700	513,541
Unisem (M) Bhd	3,101,700	1,913,591
Wah Seong Corp. Bhd	697,402	254,912
WCT Holdings Bhd	820,593	308,497
YTL Corp. Bhd	2,626,518	1,078,521
YTL Power International Bhd	1,597,363	676,972

		$95,451,496

Mauritius — 0.7%
Alteo, Ltd.	352,391	$298,380
CIEL, Ltd.	2,019,231	415,845
CIM Financial Services, Ltd.	1,742,485	476,449
ENL Land, Ltd.	484,800	630,932
Ireland Blyth, Ltd.	64,209	211,274
LUX Island Resorts, Ltd.	931,480	1,685,046
MCB Group, Ltd.	2,019,106	12,534,047
New Mauritius Hotels, Ltd.(1)	4,357,728	2,554,780
Rogers & Co., Ltd.	608,300	527,357
SBM Holdings, Ltd.	174,116,462	4,532,443
Terra Mauricia, Ltd.	1,146,500	1,067,661
United Basalt Products, Ltd.	187,150	455,424

		$25,389,638

Mexico — 6.0%
Alfa SAB de CV, Series A	6,780,920	$12,994,516
Alsea SAB de CV	1,445,200	4,361,116
America Movil SAB de CV, Series L	40,181,290	42,948,667
Arca Continental SAB de CV	559,300	3,176,276
Bolsa Mexicana de Valores SAB de CV	915,200	1,583,804
Cemex SAB de CV, Series CPO(1)	13,509,355	12,394,140
Coca-Cola Femsa SAB de CV, Series L	286,300	2,275,099

Security	Shares	Value

Mexico (continued)
El Puerto de Liverpool SAB de CV	175,681	$2,028,812
Empresas ICA SAB de CV(1)	2,075,736	1,609,876
Fibra Uno Administracion SA de CV	1,366,700	3,250,342
Fomento Economico Mexicano SAB de CV ADR	19,900	1,772,891
Fomento Economico Mexicano SAB de CV, Series UBD	1,424,800	12,694,703
Genomma Lab Internacional SAB de CV(1)	2,065,500	2,055,315
Gentera SAB de CV	3,190,800	5,674,112
Gruma SAB, Class B	98,200	1,266,744
Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	347,800	2,380,995
Grupo Aeroportuario del Sureste SAB de CV, Class B	254,009	3,608,730
Grupo Bimbo SAB de CV, Series A(1)	2,045,208	5,284,294
Grupo Carso SAB de CV, Series A1	1,023,400	4,264,845
Grupo Comercial Chedraui SA de CV	208,900	593,705
Grupo Elektra SAB de CV	140,026	3,073,757
Grupo Financiero Banorte SAB de CV, Class O	2,608,000	14,339,644
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	9,969,108
Grupo Mexico SAB de CV, Series B	3,211,035	9,661,196
Grupo Televisa SAB, Series CPO	3,289,671	25,540,865
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	2,224,008
Industrias CH SAB de CV, Series B(1)	194,112	733,593
Industrias Penoles SAB de CV	137,229	2,245,169
Infraestructura Energetica Nova SAB de CV	115,500	570,243
Kimberly-Clark de Mexico SAB de CV, Class A	1,465,410	3,169,034
Mexichem SAB de CV	1,478,407	4,270,379
Minera Frisco SAB de CV(1)	873,200	646,671
Organizacion Soriana SAB de CV, Class B	166,700	372,377
Promotora y Operadora de Infraestructura SAB de CV(1)	416,700	4,459,293
Ternium SA ADR	70,322	1,217,274
TV Azteca SAB de CV, Series CPO	1,018,565	244,961
Wal-Mart de Mexico SAB de CV, Series V	4,685,164	11,443,515

		$220,400,069

Morocco — 0.7%
Alliances Developpement Immobilier SA	19,684	$143,000
Attijariwafa Bank	114,300	4,119,019
Banque Centrale Populaire	97,200	2,252,838
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	246,937
BMCE Bank	98,500	2,227,606
Compagnie Generale Immobiliere	8,100	596,636
Delta Holding SA	35,000	102,348
Douja Promotion Groupe Addoha SA	294,373	861,364
Holcim Maroc SA	6,422	1,484,047
Label Vie(1)	3,700	475,947
Lafarge Ciments	11,351	2,161,549

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Morocco (continued)
Managem	7,900	$731,854
Maroc Telecom	668,971	7,424,184
Samir	19,247	298,258
Sonasid	5,872	484,104
Taqa Morocco	26,192	1,361,816
Wafa Assurance	3,400	1,349,649

		$26,321,156

Nigeria — 0.8%
Access Bank PLC	14,469,911	$411,850
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cem PLC	105	12
Cadbury Nigeria PLC	364,099	64,116
Dangote Cement PLC	2,191,891	1,981,380
Dangote Sugar Refinery PLC	4,385,654	149,698
Diamond Bank PLC	12,314,600	271,267
Ecobank Transnational, Inc.(1)	13,345,392	1,534,190
FBN Holdings PLC	34,530,089	1,372,743
FCMB Group PLC	32,037,435	482,406
Fidelity Bank PLC(1)	15,112,844	130,499
Flour Mills of Nigeria PLC	1,874,895	319,837
Forte Oil PLC	2,548,156	2,366,680
Guaranty Trust Bank PLC	28,437,790	3,857,526
Guiness Nigeria PLC	856,034	694,365
Lafarge Africa PLC	3,543,429	1,836,028
Lekoil, Ltd.(1)	1,702,335	787,997
Nestle Nigeria PLC	388,412	1,657,261
Nigerian Breweries PLC	4,077,383	3,058,279
Oando PLC	19,615,316	1,562,270
PZ Cussons Nigeria PLC	1,858,208	284,449
SEPLAT Petroleum Development Co. PLC(5)	767,281	1,372,661
Skye Bank PLC	17,576,580	208,710
Stanbic IBTC Holdings PLC	1,857,245	250,565
Transnational Corp. of Nigeria PLC	33,329,800	452,369
UAC of Nigeria PLC	7,557,398	1,613,696
Unilever Nigeria PLC	2,074,728	473,132
Union Bank of Nigeria PLC(1)	2,936,181	144,515
United Bank for Africa PLC	41,159,281	1,030,733
Zenith Bank PLC	28,035,174	2,703,051

		$31,072,285

Oman — 0.7%
Al Anwar Ceramic Tile Co.	166,191	$183,624
Al Maha Petroleum Products Marketing Co., LLC	36,500	206,920
Bank Dhofar SAOG	1,671,094	1,212,378

Security	Shares	Value

Oman (continued)
Bank Muscat SAOG	2,843,573	$4,059,768
Bank Sohar SAOG	3,951,100	1,896,292
Dhofar International Development & Investment Holding Co. SAOG	316,407	387,984
Galfar Engineering & Contracting SAOG(1)	1,569,283	491,714
HSBC Bank Oman SAOG	2,331,977	805,939
National Bank of Oman SAOG	2,310,358	2,015,044
Oman Cables Industry SAOG	112,400	665,178
Oman Cement Co. SAOG	956,735	1,306,227
Oman Flour Mills Co. SAOG	543,700	714,954
Oman Telecommunications Co. SAOG	1,247,060	5,615,068
Omani Qatari Telecommunications Co. SAOG	671,100	1,345,896
Ominvest	1,210,489	1,507,104
Raysut Cement Co. SAOG	523,326	2,019,451
Renaissance Services SAOG	1,561,017	1,134,025
Sembcorp Salalah Power & Water Co.	41,400	274,398
Shell Oman Marketing Co. SAOG	66,100	343,353

		$26,185,317

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	265,644	$124,063
Attock Petroleum, Ltd.	118,800	661,558
Bank Alfalah, Ltd.	664,394	164,052
D.G. Khan Cement Co., Ltd.	528,320	739,530
Engro Corp., Ltd.	660,916	1,920,635
Engro Fertilizers, Ltd.	66,091	57,423
Engro Foods, Ltd.(1)	231,200	343,222
Fauji Fertilizer Bin Qasim, Ltd.	841,000	457,948
Fauji Fertilizer Co., Ltd.	1,214,414	1,788,661
Habib Bank, Ltd.	265,733	559,884
Hub Power Co., Ltd.	4,194,400	3,834,259
Kot Addu Power Co., Ltd.	1,343,500	1,141,127
Lucky Cement, Ltd.	625,700	3,180,742
MCB Bank, Ltd.	1,725,325	4,215,277
Millat Tractors, Ltd.	54,329	365,371
National Bank of Pakistan	1,144,026	597,332
Nishat Mills, Ltd.	837,980	942,715
Oil & Gas Development Co., Ltd.	1,047,100	1,843,016
Pakistan Oil Fields, Ltd.	210,200	836,004
Pakistan Petroleum, Ltd.	889,502	1,432,701
Pakistan State Oil Co., Ltd.	358,747	1,359,874
Pakistan Telecommunication Co., Ltd.	2,767,500	557,729
United Bank, Ltd.	371,925	624,004

		$27,747,127

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Panama — 0.2%
Copa Holdings SA, Class A	108,900	$8,994,051

		$8,994,051

Peru — 1.5%
Alicorp SAA(1)	3,644,860	$6,878,176
Banco Continental SA	443,804	569,498
Cementos Pacasmayo SAA	382,900	614,182
Cia de Minas Buenaventura SA	82,880	861,514
Cia de Minas Buenaventura SA ADR	419,276	4,352,085
Cia Minera Milpo SA	963,264	793,757
Credicorp, Ltd.	114,496	15,905,784
Edegel SA	2,424,608	2,798,651
Ferreycorp SAA	4,563,937	2,038,305
Grana y Montero SAA	1,808,690	2,588,312
Intercorp Financial Services, Inc.	61,100	1,802,450
Luz del Sur SAA	185,800	648,649
Minsur SA	1,614,173	659,986
Refineria La Pampilla SA Relapasa(1)	681,460	42,866
Sociedad Minera Cerro Verde SAA(1)	47,600	1,054,340
Sociedad Minera el Brocal SA(1)	32,370	73,506
Southern Copper Corp.	404,355	11,892,081
Union Andina de Cementos SAA	278,400	215,400
Volcan Cia Minera SAA, Class B	4,997,478	1,100,247

		$54,889,789

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	3,304,400	$4,257,154
Aboitiz Power Corp.	3,996,400	4,029,916
Alliance Global Group, Inc.	4,258,400	2,049,958
Ayala Corp.	201,738	3,533,278
Ayala Land, Inc.	4,584,708	3,790,083
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,706,478
BDO Unibank, Inc.	1,170,320	2,811,006
Bloomberry Resorts Corp.	11,682,500	2,229,360
Cosco Capital, Inc.	1,868,100	322,967
D&L Industries, Inc.	1,805,200	777,277
DMCI Holdings, Inc.	2,556,500	748,027
Emperador, Inc.	3,420,000	652,075
Energy Development Corp.	16,975,650	2,815,031
Filinvest Land, Inc.	16,105,546	663,903
First Gen Corp.	2,648,860	1,585,689
First Philippine Holdings Corp.	403,650	726,935
Globe Telecom, Inc.	60,375	3,358,607
GMA Holdings, Inc. PDR	1,242,100	177,421

Security	Shares	Value

Philippines (continued)
GT Capital Holdings, Inc.	54,000	$1,634,556
International Container Terminal Services, Inc.	551,900	1,347,536
JG Summit Holding, Inc.	2,641,000	4,199,846
Jollibee Foods Corp.	1,191,420	5,212,037
Lopez Holdings Corp.	10,209,700	1,607,370
LT Group, Inc.	2,842,900	877,519
Manila Electric Co.	464,684	3,000,795
Manila Water Co.	1,474,000	783,498
Megaworld Corp.	10,700,000	1,128,249
Melco Crown Philippines Resorts Corp.(1)	5,609,200	636,650
Metro Pacific Investments Corp.	10,567,300	1,108,917
Metropolitan Bank & Trust Co.	1,196,823	2,494,604
Nickel Asia Corp.	4,564,969	2,345,364
Pepsi-Cola Products Philippines, Inc.	1,198,000	129,832
Petron Corp.	3,768,200	739,244
Philex Mining Corp.	3,645,900	495,740
Philippine Long Distance Telephone Co.	188,575	11,749,301
Puregold Price Club, Inc.	1,403,900	1,151,427
Robinsons Land Corp.	1,290,000	838,073
Robinsons Retail Holdings, Inc.	841,690	1,389,049
San Miguel Corp.	484,300	638,978
Semirara Mining & Power Co.	1,211,910	3,827,711
SM Investments Corp.	279,290	5,542,222
SM Prime Holdings, Inc.	7,654,550	3,391,806
SSI Group, Inc.(1)	2,093,000	458,441
Travellers International Hotel Group, Inc.	3,644,200	419,378
Universal Robina Corp.	2,096,040	9,012,570
Vista Land & Lifescapes, Inc.	6,128,000	862,871

		$104,258,749

Poland — 2.8%
Agora SA(1)	64,445	$204,519
AmRest Holdings SE(1)	30,208	1,173,519
Asseco Poland SA	286,470	4,407,701
Bank Handlowy w Warszawie SA	44,485	1,182,569
Bank Millennium SA(1)	697,490	1,214,801
Bank Pekao SA	142,785	6,832,665
Bioton SA(1)	194,514	323,938
Boryszew SA(1)	350,000	546,035
Budimex SA	50,276	2,179,971
CCC SA	45,300	2,097,707
Ciech SA	19,100	294,565
Cyfrowy Polsat SA(1)	709,480	4,460,153
Eurocash SA	288,203	2,861,350
Getin Holding SA(1)	392,795	173,229

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Poland (continued)
Getin Noble Bank SA(1)	1,591,418	$579,671
Global City Holdings NV(1)	53,500	641,203
Grupa Azoty SA(1)	6,800	149,339
Grupa Lotos SA(1)	176,940	1,409,816
Integer.pl SA(1)	3,251	103,735
Jastrzebska Spolka Weglowa SA(1)	164,577	519,147
KGHM Polska Miedz SA	287,171	8,134,228
KOPEX SA	104,700	205,204
KRUK SA	6,083	244,006
LPP SA	2,402	4,245,300
Lubelski Wegiel Bogdanka SA	43,100	593,936
mBank SA(1)	24,950	2,735,302
Netia SA	610,010	894,656
Orange Polska SA	2,339,445	5,066,766
Orbis SA	138,180	1,967,718
PGE SA	2,045,800	10,032,734
PKP Cargo SA	5,094	112,179
Polski Koncern Naftowy Orlen SA	502,664	9,872,892
Polskie Gornictwo Naftowe i Gazownictwo SA	2,342,566	4,112,983
Powszechna Kasa Oszczednosci Bank Polski SA	968,082	8,004,066
Powszechny Zaklad Ubezpieczen SA	69,100	7,951,063
Tauron Polska Energia SA	2,765,200	3,219,755
TVN SA	869,551	4,441,632

		$103,190,053

Qatar — 1.5%
Al Meera Consumer Goods Co.	16,300	$1,126,991
Barwa Real Estate Co.	248,543	3,599,442
Doha Bank QSC	79,773	1,161,883
Ezdan Holding Group QSC	53,723	263,313
Gulf International Services QSC	220,225	4,821,586
Industries Qatar	209,777	8,249,157
Masraf Al Rayan QSC	552,200	7,018,596
Ooredoo QSC	124,495	2,958,001
Qatar Electricity & Water Co. QSC	50,080	3,123,118
Qatar Gas Transport Co., Ltd.	550,956	3,348,650
Qatar Insurance Co.	60,875	1,610,136
Qatar International Islamic Bank	32,210	700,217
Qatar Islamic Bank	81,415	2,398,535
Qatar National Bank SAQ	136,786	7,237,403
Qatar National Cement Co. QSC	13,814	454,026
Qatar Navigation QSC	55,051	1,462,117
United Development Co. QSC	206,448	1,388,189
Vodafone Qatar QSC	694,900	3,143,152

		$54,064,512

Security	Shares	Value

Romania — 0.8%
Antibiotice SA	1,843,129	$268,686
Banca Transilvania(1)	21,765,055	11,555,442
BRD-Group Societe Generale(1)	2,483,100	6,662,060
OMV Petrom SA	43,591,503	4,098,769
Societatea Nationala de Gaze Naturale ROMGAZ SA	467,300	4,232,705
Societatea Nationala Nuclearelectrica SA	322,130	600,602
Transelectrica SA	140,400	885,004
Transgaz SA Medias	25,455	1,629,483

		$29,932,751

Russia — 6.4%
Aeroflot - Russian Airlines OJSC	597,030	$414,197
AK Transneft OAO, PFC Shares	1,800	4,265,570
Alrosa AO	1,517,000	1,736,048
CTC Media, Inc.	217,400	493,498
E. ON Russia JSC	4,102,000	226,206
Evraz PLC	772,698	1,494,479
Federal Grid Co. Unified Energy System JSC	1,285,220,600	1,478,242
Global Ports Investments PLC GDR	30,769	151,999
Globaltrans Investment PLC GDR(1)(4)	143,453	681,286
Inter RAO UES JSC	458,262	10,140
Lenta, Ltd. GDR(1)(4)	247,217	1,843,849
LUKOIL OAO ADR	520,127	22,916,639
Magnit PJSC	110,234	22,551,217
Mail.ru Group, Ltd. GDR(1)(4)	271,939	5,674,464
MegaFon PJSC GDR(4)	118,415	1,644,125
MMC Norilsk Nickel PJSC ADR	872,917	14,708,011
Mobile TeleSystems ADR	101,500	992,670
Mobile TeleSystems OJSC	3,116,003	13,806,670
Moscow Exchange (The)	1,549,210	1,952,043
Mosenergo OAO	12,772,962	204,405
NovaTek OAO GDR(4)	71,800	7,309,715
Novolipetsk Steel GDR(4)	130,402	1,731,476
OAO Gazprom ADR	5,790,306	30,168,282
PhosAgro OAO GDR(4)	77,473	992,446
PIK Group	113,450	371,361
PIK Group GDR(4)	100,000	317,090
Polymetal International PLC	367,589	2,993,329
Polyus Gold International, Ltd.	207,792	573,856
QIWI PLC ADR	72,100	2,022,405
Rosneft Oil Co. GDR(4)	1,490,300	6,151,376
Rosseti JSC(1)	78,782,500	684,515
Rostelecom ADR	31,284	297,198
Rostelecom OJSC	253,968	414,971
RusHydro JSC	167,096,952	1,660,287

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Russia (continued)
Sberbank of Russia	18,618,220	$24,365,645
Sberbank of Russia ADR	201,050	1,048,416
Sberbank of Russia, PFC Shares	862,200	755,612
Severstal PAO GDR(4)	353,123	3,730,758
Sistema JSFC	5,094,100	1,824,497
Sistema JSFC GDR(4)	166,806	1,479,953
Surgutneftegas OAO ADR	944,396	5,579,440
Surgutneftegas OAO, PFC Shares	6,283,100	4,824,146
Surgutneftegas OAO ADR, PFC Shares	277,600	2,109,760
Tatneft ADR	220,918	7,073,556
VimpelCom, Ltd. ADR	976,630	4,853,851
VTB Bank OJSC GDR(4)	3,458,074	9,449,208
X5 Retail Group NV GDR(1)(4)	368,900	6,137,744
Yandex NV, Class A(1)	668,000	10,166,960

		$236,333,611

Slovenia — 0.7%
Cinkarna Celje DD	4,134	$696,765
Gorenje DD(1)	120,554	778,213
KRKA DD	159,882	11,589,836
Luka Koper	34,436	960,191
Petrol	16,282	4,628,241
Sava Reinsurance Co.	58,474	912,026
Telekom Slovenije DD	27,595	2,771,063
Zavarovalnica Triglav DD	64,022	1,749,601

		$24,085,936

South Africa — 6.2%
AECI, Ltd.	108,017	$1,011,743
African Bank Investments, Ltd.(1)(2)	959,888	0
African Rainbow Minerals, Ltd.	33,300	226,487
Anglo American Platinum, Ltd.(1)	15,100	340,487
AngloGold Ashanti, Ltd.(1)	70,634	632,303
AngloGold Ashanti, Ltd. ADR(1)	79,199	708,831
Aspen Pharmacare Holdings, Ltd.	301,772	8,924,133
Assore, Ltd.	24,358	206,795
Astral Foods, Ltd.	26,100	344,491
Aveng, Ltd.(1)	697,596	331,065
AVI, Ltd.	228,000	1,526,986
Barclays Africa Group, Ltd.	203,773	3,063,365
Barloworld, Ltd.	463,800	3,680,541
Bidvest Group, Ltd. (The)	455,103	11,515,575
Capital Property Fund(1)	795,525	936,745
Clicks Group, Ltd.	218,200	1,613,757
DataTec, Ltd.	305,900	1,622,248

Security	Shares	Value

South Africa (continued)
Discovery, Ltd.	221,254	$2,297,845
Exxaro Resources, Ltd.	92,500	661,279
FirstRand, Ltd.	1,633,485	7,156,643
Foschini Group, Ltd. (The)	104,323	1,363,729
Gold Fields, Ltd.	255,380	816,914
Grindrod, Ltd.	350,600	387,679
Growthpoint Properties, Ltd.	942,500	2,048,794
Harmony Gold Mining Co., Ltd.(1)	38,100	49,398
Hosken Consolidated Investments, Ltd.	33,700	421,477
Hyprop Investments, Ltd.	65,400	649,948
Impala Platinum Holdings, Ltd.(1)	133,586	596,101
Imperial Holdings, Ltd.	130,900	1,993,283
Investec, Ltd.	156,600	1,408,867
JSE, Ltd.	45,700	482,861
Kumba Iron Ore, Ltd.	22,200	275,367
Lewis Group, Ltd.	39,800	323,107
Liberty Holdings, Ltd.	67,700	808,661
Life Healthcare Group Holdings, Ltd.	709,548	2,186,915
Massmart Holdings, Ltd.	48,804	600,481
Mediclinic International, Ltd.	288,426	2,424,600
MMI Holdings, Ltd.	554,133	1,373,883
Mondi, Ltd.	134,531	2,948,914
Montauk Holdings, Ltd.(1)	40,451	27,896
Mr. Price Group, Ltd.	188,400	3,877,826
MTN Group, Ltd.	2,099,580	39,438,850
Murray & Roberts Holdings, Ltd.	689,700	728,689
Nampak, Ltd.	677,282	1,881,028
Naspers, Ltd., Class N	153,976	23,943,935
Nedbank Group, Ltd.	141,600	2,811,838
Netcare, Ltd.	659,100	2,073,629
Northam Platinum, Ltd.(1)	298,659	988,267
Pick’n Pay Holdings, Ltd.	125,270	269,039
Pick’n Pay Stores, Ltd.	152,660	721,348
PPC, Ltd.	68,814	99,736
Redefine Properties, Ltd.	1,959,096	1,643,361
Remgro, Ltd.	299,505	6,294,771
Reunert, Ltd.	401,800	2,190,752
RMB Holdings, Ltd.	520,200	2,840,763
RMI Holdings	449,000	1,565,770
Sanlam, Ltd.	1,154,590	6,285,087
Santam, Ltd.	27,610	488,970
Sappi, Ltd.(1)	593,587	2,103,464
Sasol, Ltd.	446,059	16,517,439
Shoprite Holdings, Ltd.	419,647	5,981,635
Sibanye Gold, Ltd.	1,052,080	1,684,813
Spar Group, Ltd.	79,260	1,235,582

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
Standard Bank Group, Ltd.	784,949	$10,329,449
Steinhoff International Holdings, Ltd.	1,020,600	6,459,094
Sun International, Ltd.	33,860	307,533
Telkom SA SOC, Ltd.(1)	333,000	1,754,811
Tiger Brands, Ltd.	207,487	4,840,270
Tongaat-Hulett	25,322	272,069
Truworths International, Ltd.	299,341	2,106,463
Vodacom Group (Pty), Ltd.	444,200	5,065,646
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	904,726
Woolworths Holdings, Ltd.	355,542	2,880,988

		$228,577,835

South Korea — 6.6%
AMOREPACIFIC Corp.	15,130	$5,658,029
AMOREPACIFIC Group, Inc.	26,410	4,419,690
BNK Financial Group, Inc.	83,507	1,061,693
Bukwang Pharmaceutical Co., Ltd.	25,494	769,179
Cell Biotech Co., Ltd.	7,242	424,687
Celltrion, Inc.(1)	79,988	5,594,244
Chabiotech Co., Ltd.(1)	115,772	1,728,425
Cheil Industries, Inc.(1)	17,272	2,747,771
Cheil Worldwide, Inc.(1)	38,050	589,033
CJ CheilJedang Corp.	3,500	1,382,616
CJ Corp.	9,583	2,538,861
CJ Korea Express Co., Ltd.(1)	4,378	760,129
CJ O Shopping Co., Ltd.	1,122	206,810
Coway Co., Ltd.	15,560	1,273,952
Daelim Industrial Co., Ltd.	6,870	504,305
Daesang Corp.	29,700	945,310
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	332,286
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,280
Daewoo International Corp.	10,502	242,667
Daewoo Securities Co., Ltd.	86,759	1,182,670
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	236,354
DGB Financial Group Co., Ltd.	64,880	679,465
Dong-A ST Co., Ltd.	2,658	353,322
Dongbu Insurance Co., Ltd.	27,320	1,381,507
Dongkuk Steel Mill Co., Ltd.(1)	6,560	30,956
Doosan Corp.	4,600	449,242
Doosan Infracore Co., Ltd.(1)	15,860	139,074
E-Mart Co., Ltd.	8,311	1,720,430
Green Cross Corp.	2,863	657,773
GS Engineering & Construction Corp.(1)	35,833	858,446
GS Holdings Corp.	47,154	2,098,262
Hana Financial Group, Inc.	75,225	1,956,272

Security	Shares	Value

South Korea (continued)
Hanjin Kal Corp.	8,977	$220,215
Hanjin Transportation Co., Ltd.	10,500	455,096
Hankook Tire Co., Ltd.	27,617	1,038,634
Hanmi Pharmaceutical Co., Ltd.(1)	5,109	2,131,615
Hanmi Science Co., Ltd.(1)	22,382	2,649,342
Hanwha Chemical Corp.	65,820	1,101,583
Hanwha Corp.	27,900	1,179,491
Hite-Jinro Co., Ltd.	2,660	53,880
Hotel Shilla Co., Ltd.	12,750	1,274,617
Hyosung Corp.	18,800	2,420,828
Hyundai Department Store Co., Ltd.	5,600	737,038
Hyundai Development Co.	26,580	1,574,605
Hyundai Engineering & Construction Co., Ltd.	26,794	984,338
Hyundai Glovis Co., Ltd.	11,450	2,070,233
Hyundai Heavy Industries Co., Ltd.(1)	2,393	237,538
Hyundai Hysco Co., Ltd.	10,329	533,373
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	923,217
Hyundai Mobis Co., Ltd.	18,926	3,593,056
Hyundai Motor Co.	37,690	4,588,248
Hyundai Motor Co., Second PFC Shares	12,900	1,213,107
Hyundai Securities Co., Ltd.	48,800	395,774
Hyundai Steel Co.	40,756	2,472,594
Hyundai Wia Corp.	6,700	617,410
InBody Co., Ltd.	11,574	513,891
Industrial Bank of Korea	71,500	924,954
Kangwon Land, Inc.	36,658	1,214,718
KB Financial Group, Inc.	123,629	4,083,205
KB Financial Group, Inc. ADR	48,488	1,593,801
KCC Corp.	1,710	752,446
Kia Motors Corp.	77,195	3,131,797
KIWOOM Securities Co., Ltd.	8,011	530,014
Korea Electric Power Corp.	288,007	11,772,315
Korea Gas Corp.	15,047	582,686
Korea Investment Holdings Co., Ltd.	15,600	888,688
Korea Zinc Co., Ltd.	7,500	3,648,665
Korean Air Lines Co., Ltd.(1)	18,577	673,895
Korean Reinsurance Co.	52,474	578,467
KT Corp.(1)	87,949	2,241,055
KT&G Corp.	49,980	4,247,850
Kumho Petrochemical Co., Ltd.	4,900	310,590
Kwangju Bank(1)	10,473	71,803
LG Chem, Ltd.	21,004	5,238,107
LG Corp.	45,183	2,499,631
LG Display Co., Ltd.	55,400	1,279,109
LG Electronics, Inc.	9,019	381,325
LG Hausys, Ltd.	4,611	615,045

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
LG Household & Health Care, Ltd.	5,000	$3,465,968
LG Life Sciences, Ltd.(1)	28,600	1,799,899
LG Uplus Corp.	278,220	2,457,779
LIG Insurance Co., Ltd.	23,590	609,489
Lotte Chemical Corp.	10,200	2,638,868
Lotte Shopping Co., Ltd.	4,500	944,996
LS Corp.	7,030	273,481
LS Industrial Systems Co., Ltd.	4,500	184,099
Macrogen, Inc.(1)	13,950	483,874
Medy-Tox, Inc.	5,201	2,595,174
Mirae Asset Securities Co., Ltd.	15,508	700,033
Naver Corp.	7,779	4,415,644
NCsoft Corp.	5,300	941,795
NH Investment & Securities Co., Ltd.	51,222	558,333
NHN Entertainment Corp.(1)	1,166	62,270
Nong Shim Co., Ltd.	1,100	286,058
OCI Co., Ltd.	1,020	82,180
ORION Corp.	1,200	1,125,284
Osstem Implant Co., Ltd.(1)	12,166	741,188
POSCO	23,524	4,710,438
S-Oil Corp.	24,372	1,473,010
S1 Corp.	10,130	712,181
Samsung C&T Corp.	44,986	2,670,825
Samsung Card Co., Ltd.	22,360	740,578
Samsung Electro-Mechanics Co., Ltd.	16,480	753,804
Samsung Electronics Co., Ltd.	29,330	33,277,384
Samsung Electronics Co., Ltd., PFC Shares	620	551,006
Samsung Fine Chemicals Co., Ltd.	10,800	335,074
Samsung Fire & Marine Insurance Co., Ltd.	19,274	5,078,722
Samsung Heavy Industries Co., Ltd.	9,500	144,870
Samsung Life Insurance Co., Ltd.	47,800	4,605,611
Samsung SDI Co., Ltd.	13,024	1,291,719
Samsung Securities Co., Ltd.	30,712	1,499,718
Samsung Techwin Co., Ltd.(1)	2,761	72,474
Seegene, Inc.(1)	19,291	709,385
Shinhan Financial Group Co., Ltd.	210,862	7,848,692
Shinsegae Co., Ltd.	2,179	522,724
SK Chemicals Co., Ltd.	12,100	806,274
SK Holdings Co., Ltd.	8,641	1,531,613
SK Hynix, Inc.	129,670	4,914,689
SK Innovation Co., Ltd.(1)	67,596	7,369,919
SK Telecom Co., Ltd.	41,902	9,375,828
SK Telecom Co., Ltd. ADR	25,326	627,832
ViroMed Co., Ltd.(1)	15,747	2,512,931
Woori Bank	20,809	182,510
Yuhan Corp.	6,770	1,655,330

Security	Shares	Value

South Korea (continued)
Zyle Daewoo Motor Sales Corp.(1)	4,895	$4,915

		$243,513,097

Sri Lanka — 0.7%
Access Engineering PLC	2,960,807	$529,252
Aitken Spence PLC	867,213	634,797
Ceylon Tobacco Co. PLC	45,991	309,174
Chevron Lubricants Lanka PLC	689,307	1,895,287
Commercial Bank of Ceylon PLC	3,069,109	3,690,748
DFCC Bank PLC	648,984	969,346
Dialog Axiata PLC	15,786,381	1,248,209
Distilleries Co. of Sri Lanka PLC	1,514,334	3,055,058
Hatton National Bank PLC (Non-Voting)	1,477,546	2,385,846
John Keells Holdings PLC	5,645,104	8,606,885
National Development Bank PLC	873,545	1,710,991
Nations Trust Bank PLC	934,186	684,495
Sampath Bank PLC	852,742	1,657,639

		$27,377,727

Taiwan — 6.2%
Acer, Inc.(1)	948,490	$459,233
Advanced Semiconductor Engineering, Inc.	1,929,281	2,613,993
Advantech Co., Ltd.	205,428	1,410,539
Altek Corp.	206,437	188,736
Ambassador Hotel	221,000	194,004
AmTRAN Technology Co., Ltd.	376,765	213,725
Asia Cement Corp.	1,183,967	1,400,111
Asia Optical Co., Inc.(1)	187,913	208,598
Asustek Computer, Inc.	216,174	2,105,312
AU Optronics Corp.	3,013,925	1,337,205
AU Optronics Corp. ADR	33,754	150,543
Capital Securities Corp.	605,143	195,948
Catcher Technology Co., Ltd.	215,100	2,689,180
Cathay Financial Holding Co., Ltd.	3,794,019	6,624,167
Cathay Real Estate Development Co., Ltd.	660,000	364,564
Chang Hwa Commercial Bank, Ltd.	1,742,598	999,452
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,943,754
Cheng Uei Precision Industry Co., Ltd.	149,516	258,153
Chicony Electronics Co., Ltd.	158,134	424,445
China Airlines, Ltd.(1)	940,963	400,845
China Development Financial Holding Corp.	6,528,106	2,473,583
China Life Insurance Co., Ltd.	1,289,921	1,319,866
China Motor Corp.	1,026,930	800,429
China Petrochemical Development Corp.(1)	1,522,857	472,250
China Steel Corp.	6,433,886	5,139,784

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Chipbond Technology Corp.	240,000	$518,016
Chong Hong Construction Co., Ltd.	157,868	358,402
Chunghwa Telecom Co., Ltd.	2,476,909	7,904,604
Clevo Co.	206,579	241,448
CMC Magnetics Corp.(1)	1,370,000	162,445
Compal Electronics, Inc.	1,488,557	1,132,261
Coretronic Corp.	211,734	258,148
CTBC Financial Holding Co., Ltd.	6,082,079	4,790,665
D-Link Corp.	366,781	153,337
Delta Electronics, Inc.	566,603	2,898,666
E.Sun Financial Holding Co., Ltd.	2,670,513	1,782,297
Elan Microelectronics Corp.	142,410	198,252
Epistar Corp.	321,439	429,608
Eternal Materials Co., Ltd.	320,232	338,616
EVA Airways Corp.(1)	1,684,216	1,150,022
Evergreen Marine Corp.(1)	1,159,717	602,059
Everlight Chemical Industrial Corp.	343,814	267,272
Everlight Electronics Co., Ltd.	103,212	197,871
Far Eastern Department Stores, Ltd.	1,496,944	934,448
Far Eastern International Bank	943,095	331,660
Far Eastern New Century Corp.	2,028,739	2,148,962
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,899,135
Faraday Technology Corp.	437,215	537,519
Feng Hsin Iron & Steel Co., Ltd.	172,000	221,514
FIH Mobile, Ltd.(1)	1,168,000	707,780
First Financial Holding Co., Ltd.	3,125,415	1,914,521
Formosa Chemicals & Fibre Corp.	1,780,214	4,282,064
Formosa International Hotels Corp.	37,022	311,987
Formosa Petrochemical Corp.	985,153	2,529,183
Formosa Plastics Corp.	2,620,853	6,171,247
Formosa Taffeta Co., Ltd.	545,000	578,383
Formosan Rubber Group, Inc.	450,000	423,590
Foxconn Technology Co., Ltd.	333,518	1,210,084
Fubon Financial Holding Co., Ltd.	2,872,833	5,709,429
Giant Manufacturing Co., Ltd.	228,093	1,930,741
Gintech Energy Corp.(1)	266,294	173,022
Goldsun Development & Construction Co., Ltd.(1)	617,053	198,690
Great Wall Enterprise Co., Ltd.	321,362	226,559
HannStar Display Corp.	1,033,317	179,133
Highwealth Construction Corp.	250,428	597,049
Hiwin Technologies Corp.	176,000	1,157,593
Hon Hai Precision Industry Co., Ltd.	3,692,326	11,602,701
Hotai Motor Co., Ltd.	98,000	1,388,694
HTC Corp.(1)	246,311	573,623
Hua Nan Financial Holdings Co., Ltd.	2,516,424	1,447,559
Huaku Development Co., Ltd.	187,010	405,948

Security	Shares	Value

Taiwan (continued)
Innolux Corp.	2,855,987	$1,488,009
Inotera Memories, Inc.(1)	2,102,619	1,674,428
Inventec Corp.	1,330,753	920,750
King Yuan Electronics Co., Ltd.	711,274	621,268
Kinsus Interconnect Technology Corp.	166,280	455,637
Largan Precision Co., Ltd.	45,042	5,141,577
LCY Chemical Corp.	253,644	160,641
Lite-On Technology Corp.	744,056	872,950
Macronix International Corp., Ltd.(1)	1,015,868	196,532
MediaTek, Inc.	378,371	5,172,176
Mega Financial Holding Co., Ltd.	4,503,610	4,056,533
Merida Industry Co., Ltd.	435,907	2,826,594
Mitac Holdings Corp.	313,036	335,990
Nan Kang Rubber Tire Co., Ltd.	889,819	877,913
Nan Ya Plastics Corp.	3,006,303	7,056,398
Nanya Technology Corp.(1)	281,593	471,347
Novatek Microelectronics Corp., Ltd.	263,479	1,270,858
Oriental Union Chemical Corp.	453,200	351,546
Pegatron Corp.	553,486	1,619,468
Phison Electronics Corp.	43,692	378,205
Pou Chen Corp.	2,168,764	3,093,730
Powertech Technology, Inc.	366,725	793,532
President Chain Store Corp.	619,120	4,352,688
Quanta Computer, Inc.	905,065	2,140,191
Radiant Opto-Electronics Corp.	206,350	765,207
Radium Life Tech Co., Ltd.(1)	335,361	147,222
Realtek Semiconductor Corp.	165,542	424,251
RichTek Technology Corp.	87,497	514,397
Ruentex Development Co., Ltd.	338,533	535,143
Ruentex Industries, Ltd.	1,161,953	2,660,267
Sanyang Motor Co., Ltd.(1)	1,509,000	1,212,257
Shin Kong Financial Holding Co., Ltd.	3,142,083	959,129
Shin Kong Synthetic Fibers Corp.	965,996	312,949
Siliconware Precision Industries Co., Ltd.	613,260	935,707
Siliconware Precision Industries Co., Ltd. ADR	74,607	555,822
Simplo Technology Co., Ltd.	123,820	572,702
Sino-American Silicon Products, Inc.(1)	183,259	231,388
SinoPac Financial Holdings Co., Ltd.	3,714,894	1,643,127
Solar Applied Materials Technology Corp.	329,817	246,635
Synnex Technology International Corp.	651,960	966,555
Tainan Spinning Co., Ltd.	1,430,703	732,681
Taishin Financial Holding Co., Ltd.	3,522,983	1,467,777
Taiwan Business Bank(1)	1,726,829	532,162
Taiwan Cement Corp.	1,724,118	2,176,723
Taiwan Cooperative Financial Holding Co., Ltd.	2,201,789	1,152,141
Taiwan Fertilizer Co., Ltd.	436,000	720,901

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Taiwan Glass Industry Corp.	252,874	$121,669
Taiwan Life Insurance Co., Ltd.(1)	383,464	412,688
Taiwan Mobile Co., Ltd.	1,170,052	3,906,897
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	27,864,251
Taiwan Tea Corp.	661,346	336,502
Tatung Co., Ltd.(1)	1,214,645	271,607
Teco Electric & Machinery Co., Ltd.	1,226,000	951,739
Tong Yang Industry Co., Ltd.	379,826	401,777
TPK Holding Co., Ltd.	83,515	483,705
Transcend Information, Inc.	63,886	235,084
Tripod Technology Corp.	152,979	272,744
TSRC Corp.	381,087	359,359
TTY Biopharm Co., Ltd.	307,255	717,221
Tung Ho Steel Enterprise Corp.	293,385	214,377
U-Ming Marine Transport Corp.	202,000	274,255
Uni-President Enterprises Corp.	3,707,333	6,574,259
Unimicron Technology Corp.	527,171	270,990
United Microelectronics Corp.	3,348,361	1,414,164
United Microelectronics Corp. ADR	93,397	191,464
Vanguard International Semiconductor Corp.	784,175	1,251,407
Walsin Lihwa Corp.(1)	1,085,980	271,123
Wan Hai Lines, Ltd.	606,375	481,508
Waterland Financial Holdings	1,533,437	431,369
Wintek Corp.(1)(2)	706,482	0
Wistron Corp.	881,587	668,297
WPG Holdings Co., Ltd.	548,136	686,564
Yageo Corp.	212,433	333,121
Yang Ming Marine Transport(1)	1,116,288	391,014
YFY, Inc.	1,451,414	531,845
Yieh Phui Enterprise	974,984	275,424
Yuanta Financial Holding Co., Ltd.	4,734,547	2,560,660
Yulon Motor Co., Ltd.	1,212,420	1,406,590

		$230,923,004

Thailand — 3.0%
Advanced Info Service PCL(7)	809,800	$5,738,492
Airports of Thailand PCL(7)	461,100	4,127,295
AP Thailand PCL(7)	4,609,660	980,960
Bangkok Bank PCL(7)	198,400	1,046,457
Bangkok Dusit Medical Services PCL(7)	8,414,000	4,900,140
Bangkok Expressway PCL(7)	895,900	1,046,495
Banpu PCL(7)	1,358,000	1,022,675
BEC World PCL(7)	1,693,300	1,874,867
Berli Jucker PCL(7)	1,258,600	1,392,232
Big C Supercenter PCL(7)	113,000	644,562

Security	Shares	Value

Thailand (continued)
Bumrungrad Hospital PCL(7)	712,200	$3,934,244
Cal-Comp Electronics (Thailand) PCL(7)	1,957,091	200,193
Central Pattana PCL(7)	1,057,700	1,484,461
Charoen Pokphand Foods PCL(7)	3,885,900	2,756,120
CP ALL PCL(7)	3,272,600	4,474,418
Delta Electronics (Thailand) PCL(7)	1,516,370	4,053,984
Electricity Generating PCL(7)	382,000	1,732,135
G Steel PCL(1)(7)	4,757,300	54,932
Glow Energy PCL(7)	803,700	2,022,736
Hana Microelectronics PCL(7)	1,416,900	1,695,592
Home Product Center PCL(7)	1,565,760	312,355
Indorama Ventures PCL(7)	1,721,800	1,411,633
Intouch Holdings PCL(7)	1,520,200	3,507,167
IRPC PCL(7)	9,870,200	1,306,172
Italian-Thai Development PCL(1)(7)	12,830,980	3,027,080
Kasikornbank PCL(7)	364,900	2,035,359
Kiatnakin Bank PCL(7)	747,800	779,692
Krung Thai Bank PCL(7)	1,610,225	813,488
Land & Houses PCL(7)	4,338,700	1,134,942
Major Cineplex Group PCL(7)	1,728,400	1,722,786
Minor International PCL(7)	3,179,761	2,816,697
Precious Shipping PCL(7)	933,750	248,273
PTT Exploration & Production PCL(7)	1,286,216	4,137,263
PTT Global Chemical PCL(7)	1,519,650	3,108,579
PTT PCL(7)	754,500	7,997,219
Quality House PCL(7)	9,121,583	679,419
Ratchaburi Electricity Generating Holding PCL(7)	578,300	979,356
Sahaviriya Steel Industries PCL(1)(7)	18,478,460	98,360
Siam Cement PCL(7)	285,200	4,365,226
Siam City Cement PCL(7)	64,900	713,548
Siam Commercial Bank PCL(7)	439,500	2,018,591
Sino Thai Engineering & Construction PCL(7)	3,940,800	2,710,220
Thai Airways International PCL(1)(7)	1,290,500	499,137
Thai Beverage PCL	7,336,000	4,166,925
Thai Oil PCL(7)	812,500	1,320,013
Thai Union Frozen Products PCL(7)	4,141,992	2,667,957
Thanachart Capital PCL(7)	1,051,500	1,033,630
Thoresen Thai Agencies PCL(7)	2,257,887	859,833
TMB Bank PCL(7)	17,390,200	1,201,750
Total Access Communication PCL(7)	790,500	1,944,336
TPI Polene PCL(7)	19,506,000	1,773,012
True Corp. PCL(1)(7)	7,733,381	2,600,375
TTCL PCL(7)	254,300	227,186
TTW PCL(7)	4,040,000	1,349,752

		$110,750,321

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Turkey — 2.6%
Akbank TAS	1,569,418	$4,536,530
Akcansa Cimento AS	90,700	541,479
Akenerji Elektrik Uretim AS(1)	524,095	179,873
Aksa Akrilik Kimya Sanayii AS	228,054	932,261
Alarko Holding AS	207,704	280,609
Anadolu Anonim Turk Sigorta Sirketi	368,571	193,906
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	2,562,757
Arcelik AS	627,359	3,402,693
Asya Katilim Bankasi AS(1)	621,338	215,605
Aygaz AS	177,606	665,650
Bagfas Bandirma Gubre Fabrikalari AS	38,600	195,255
BIM Birlesik Magazalar AS	318,192	5,698,008
Cimsa Cimento Sanayi ve Ticaret AS	116,200	665,231
Coca-Cola Icecek AS	112,100	1,865,205
Dogan Sirketler Grubu Holding AS(1)	2,165,468	484,915
Dogus Otomotiv Servis ve Ticaret AS	140,556	823,091
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	620,489
Enka Insaat ve Sanayi AS	1,667,575	3,172,338
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	6,857,457
Ford Otomotiv Sanayi AS	72,303	967,250
Gubre Fabrikalari TAS	386,800	1,024,884
Haci Omer Sabanci Holding AS	1,118,249	4,212,542
Ihlas Holding AS(1)	3,341,600	286,659
Is Gayrimenkul Yatirim Ortakligi AS	508,768	311,891
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	3,600,406	2,106,796
KOC Holding AS	1,097,419	5,074,765
Koza Altin Isletmeleri AS	122,800	1,299,248
Net Holding AS(1)	282,129	364,160
Petkim Petrokimya Holding AS	1,192,041	1,801,734
Sekerbank TAS(1)	673,641	412,179
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	225,701
TAV Havalimanlari Holding AS	212,009	1,799,856
Tekfen Holding AS	409,091	697,300
Tofas Turk Otomobil Fabrikasi AS	172,700	1,178,544
Trakya Cam Sanayii AS	534,909	558,840
Tupras-Turkiye Petrol Rafinerileri AS(1)	290,241	7,352,837
Turcas Petrol AS	420,874	266,806
Turk Hava Yollari Anonim Ortakligi AS(1)	748,507	2,456,970
Turk Sise ve Cam Fabrikalari AS	1,425,171	1,919,265
Turk Telekomunikasyon AS	1,057,800	2,778,983
Turkcell Iletisim Hizmetleri AS	1,358,794	6,251,204
Turkcell Iletisim Hizmetleri AS ADR	38,494	442,296
Turkiye Garanti Bankasi AS	1,812,125	5,651,751
Turkiye Halk Bankasi AS	536,500	2,471,445
Turkiye Is Bankasi	1,244,619	2,617,360

Security	Shares	Value

Turkey (continued)
Turkiye Sinai Kalkinma Bankasi AS	1,467,765	$929,344
Turkiye Vakiflar Bankasi TAO	1,021,671	1,641,701
Ulker Biskuvi Sanayi AS	204,629	1,426,780
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,046,928
Yapi ve Kredi Bankasi AS	827,536	1,215,849
Yazicilar Holding AS	107,100	829,437

		$95,514,657

Ukraine — 0.2%
Astarta Holding NV(1)	105,037	$863,191
Avangardco Investments Public, Ltd. GDR(4)	56,788	62,523
Ferrexpo PLC	2,134,232	2,231,947
Kernel Holding SA	232,808	2,338,234
MHP SA GDR(4)	337,415	3,400,278

		$8,896,173

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank (PJSC)	2,035,444	$4,238,624
Abu Dhabi National Hotels	832,200	669,244
Agthia Group (PJSC)	623,000	1,256,861
Air Arabia (PJSC)	6,041,100	2,649,459
Ajman Bank (PJSC)(1)	632,940	322,430
Al Waha Capital PJSC	1,401,285	934,022
Aldar Properties PJSC	3,816,500	2,798,250
Arabtec Holding (PJSC)(1)	7,431,105	5,263,358
Dana Gas(1)	3,612,782	449,967
DP World, Ltd.	416,236	8,896,165
Dubai Financial Market (PJSC)	1,713,500	915,336
Dubai Investments (PJSC)	1,313,593	1,031,348
Dubai Islamic Bank (PJSC)	1,037,500	1,920,309
Emaar Properties (PJSC)	3,506,022	7,453,605
First Gulf Bank (PJSC)	1,231,388	5,081,349
National Bank of Abu Dhabi (PJSC)	1,606,429	4,802,073
National Bank of Ras Al-Khaimah PSC (The)	62,608	129,761
National Central Cooling Co. (Tabreed)	1,050,547	425,430
Ras Al Khaimah Properties (PJSC)	1,262,100	221,633
Ras Al Khaimah White Cement	732,778	269,276
Union National Bank PJSC	1,180,087	2,177,280

		$51,905,780

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	1,013,311	$2,263,427
Bao Viet Holdings	371,340	696,517
Danang Rubber JSC	356,213	864,803
Development Investment Construction Corp.(1)	505,325	277,521

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Security	Shares	Value

Vietnam (continued)
FPT Corp.	2	$4
Gemadept Corp.	648,433	923,043
HAGL JSC(1)	1,153,680	1,003,443
Hoa Phat Group JSC	1,459,005	1,927,787
Kim Long Securities Corp.	1,311,300	576,314
Kinh Bac City Development Share Holding Corp.(1)	590,200	418,596
Kinh Do Corp.	387,216	758,684
Masan Group Corp.(1)	456,400	1,693,492
PetroVietnam Construction JSC(1)	870,460	159,295
PetroVietnam Drilling and Well Services JSC	651,398	1,564,098
PetroVietnam Fertilizer & Chemical JSC	342,540	465,700
PetroVietnam Gas JSC	69,600	197,387
Pha Lai Thermal Power JSC	754,210	748,993
Refrigeration Electrical Engineering Corp.	211,990	261,064
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	345,337
Tan Tao Investment and Industry Corp.(1)	1,048,757	311,959
Vietnam Construction and Import-Export JSC	459,600	285,815
Vietnam Dairy Products JSC	448,250	2,319,047
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,081,023	950,039
Vingroup JSC	1,739,114	3,457,235
Vinh Son - Song Hinh Hydropower JSC	750,120	460,351

		$22,929,951

Total Common Stocks (identified cost $3,060,782,382)		$3,619,975,157

Equity-Linked Securities(5)(8) — 0.7%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.7%
Abdullah Al Othaim Markets	7/31/17	14,400	$414,675
Al Rajhi Bank	1/22/18	126,533	2,049,784
Al Tayyar	3/5/18	43,582	1,147,566
Alinma Bank	1/22/18	182,900	1,097,217
Almarai Co.	7/31/17	42,670	1,021,127
Arab National Bank	5/12/17	96,000	847,229
Bank Albilad	3/5/18	32,125	324,668
Banque Saudi Fransi	1/22/18	65,833	563,517
Company for Cooperative Insurance (The)	7/31/17	21,600	542,823
Dar Al Arkan Real Estate Development	8/10/15	70,500	170,117
Etihad Etisalat Co.	11/20/17	119,020	1,063,075
Fawaz Abdulaziz Alhokair Co.	3/20/17	53,700	1,403,138
Fitaihi Holding Group	9/24/15	57,200	377,469

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Jarir Marketing Co.	1/22/18	17,100	$1,004,233
Mobile Telecommunications Co.	4/30/18	47,949	145,108
National Industrialization Co.	10/31/16	117,783	617,089
Rabigh Refining and Petrochemicals Co.	7/24/17	84,000	471,442
Riyad Bank	11/20/17	137,000	608,184
Sahara Petrochemical Co.	9/21/15	101,700	383,684
Samba Financial Group	6/29/17	89,776	624,823
Saudi Airlines Catering Co.	8/3/15	14,700	639,854
Saudi Arabian Fertilizer Co.	7/31/17	24,333	765,555
Saudi Arabian Mining Co.	4/30/18	45,000	472,725
Saudi Basic Industries Corp.	1/22/18	91,400	2,315,281
Saudi British Bank	1/22/18	95,300	843,586
Saudi Cable Co.	8/10/15	56,000	132,138
Saudi Cement Co.	8/10/15	20,250	519,668
Saudi Ceramic Co.	3/5/18	12,000	252,760
Saudi Chemical Co.	4/23/18	11,900	231,617
Saudi Electricity Co.	1/22/18	167,000	765,895
Saudi Industrial Investment Group	10/9/17	49,800	355,846
Saudi International Petrochemicals Co.	1/22/18	67,870	570,033
Saudi Kayan Petrochemical Co.	1/22/18	145,500	417,032
Saudi Pharmaceutical Industries and Medical Appliance Corp.	9/24/15	50,599	603,044
Saudi Telecom Co.	4/23/18	86,900	1,558,160
Savola Group	2/6/17	93,100	1,700,444
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	285,145
Yanbu National Petrochemical Co.	7/31/17	29,100	418,973

Total Equity-Linked Securities (identified cost $27,423,978)			$27,724,724

Investment Funds — 0.2%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	2,610,433	$7,413,630

Total Investment Funds (identified cost $7,133,855)		$7,413,630

Rights(1) — 0.0%

Security	Shares	Value
New Mauritius Hotels, Ltd., Exp. 7/17/15	1,452,576	$0

Total Rights (identified cost $0)		$0

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Warrants(1) — 0.0%(6)

Security	Shares	Value
Italian-Thai Development PCL, Exp. 5/13/19, Strike THB 14.00	2,566,196	$143,599
Thoresen Thai Agencies PCL, Exp. 2/28/19, Strike THB 18.50	215,037	14,261

Total Warrants (identified cost $0)		$157,860

Short-Term Investments — 0.1%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/15	$2,374	$2,373,881

Total Short-Term Investments (identified cost $2,373,881)		$2,373,881

Total Investments — 98.9% (identified cost $3,097,714,096)		$3,657,645,252

Other Assets, Less Liabilities — 1.1%		$40,322,885

Net Assets — 100.0%		$3,697,968,137

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares
THB	–	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)

Trading of securities on the Athens Stock Exchange was suspended on June 29, 2015. As of June 30, 2015, the Fund’s holdings in Greek equity securities were fair valued by management based on other available observable inputs.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2015, the aggregate value of these securities is $73,382,561 or 2.0% of the Fund’s net assets.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $30,422,543 or 0.8% of the Fund’s net assets.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.9%	$402,977,196
Hong Kong Dollar	9.0	334,515,743
South Korean Won	6.5	241,291,464
New Taiwan Dollar	6.2	229,317,395
South African Rand	6.1	227,869,004
Mexican Peso	5.9	217,409,904
Indian Rupee	5.8	214,719,202
Brazilian Real	5.3	196,048,427
Thai Baht	2.9	106,741,256
Polish Zloty	2.9	106,391,478
Philippine Peso	2.8	104,258,749
Indonesian Rupiah	2.8	103,350,142
Malaysian Ringgit	2.6	95,108,232
New Turkish Lira	2.6	95,072,361
Chilean Peso	2.2	81,711,118
Russian Ruble	2.2	81,545,772
Euro	1.9	71,384,067
Kuwaiti Dinar	1.7	63,285,611
Qatari Riyal	1.5	54,064,512
United Arab Emirates Dirham	1.4	52,658,326
Egyptian Pound	1.3	49,085,806
Hungarian Forint	1.3	47,306,869
Colombian Peso	1.2	43,626,329
Czech Koruna	1.2	43,108,914
Other currency, less than 1% each	10.7	394,797,375

Total Investments	98.9%	$3,657,645,252

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Portfolio of Investments — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	24.4%	$901,324,218
Telecommunication Services	10.2	378,908,701
Energy	10.0	369,664,394
Industrials	9.5	350,863,793
Materials	9.4	348,282,340
Consumer Staples	9.4	346,877,628
Consumer Discretionary	8.4	312,225,038
Information Technology	8.1	299,949,041
Utilities	5.4	198,288,111
Health Care	3.8	141,474,477
Investment Funds	0.2	7,413,630
Short-Term Investments	0.1	2,373,881

Total Investments	98.9%	$3,657,645,252

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Statement of Assets and Liabilities

Assets	June 30, 2015
Investments, at value (identified cost, $3,097,714,096)	$3,657,645,252
Cash	346,696
Foreign currency, at value (identified cost, $19,041,904)	18,817,431
Dividends and interest receivable	12,018,476
Receivable for Fund shares sold	14,241,505
Tax reclaims receivable	1,151,933
Total assets	$3,704,221,293

Liabilities
Payable for Fund shares redeemed	$1,026,371
Payable to affiliates:
Investment adviser fee	1,379,839
Administration fee	1,533,154
Accrued foreign capital gains taxes	2,298,262
Accrued expenses and other liabilities	15,530
Total liabilities	$6,253,156
Net Assets	$3,697,968,137

Sources of Net Assets
Paid-in capital	$3,201,610,598
Accumulated net realized loss	(72,837,788)
Accumulated undistributed net investment income	11,967,730
Net unrealized appreciation	557,227,597
Total	$3,697,968,137

Institutional Class Shares
Net Assets	$3,697,968,137
Shares Outstanding	79,988,746
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$46.23

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Statement of Operations

Investment Income	Year Ended June 30, 2015
Dividends (net of foreign taxes, $12,093,494)	$101,584,544
Interest	4,269
Total investment income	$101,588,813

Expenses
Investment adviser fee	$17,199,649
Administration fee	19,110,721
Interest expense	59,394
Total expenses	$36,369,764

Net investment income	$65,219,049

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $133,955)	$(27,914,500)
Foreign currency transactions	(2,648,756)
Net realized loss	$(30,563,256)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $1,029,141 in accrued foreign capital gains taxes)	$(441,369,621)
Foreign currency	(143,700)
Net change in unrealized appreciation (depreciation)	$(441,513,321)

Net realized and unrealized loss	$(472,076,577)

Net decrease in net assets from operations	$(406,857,528)

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Statements of Changes in Net Assets

	Year Ended June 30,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$65,219,049	$56,989,809
Net realized gain (loss) from investment and foreign currency transactions	(30,563,256)	19,025,506
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(441,513,321)	439,976,737
Net increase (decrease) in net assets from operations	$(406,857,528)	$515,992,052
Distributions to shareholders —
From net investment income	$(75,586,163)	$(59,924,112)
Total distributions to shareholders	$(75,586,163)	$(59,924,112)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$621,528,328	$681,490,216
Net asset value of shares issued to shareholders in payment of distributions declared	58,716,026	46,253,890
Cost of shares redeemed	(392,182,096)	(394,030,705)
Redemption fees	6,021,876	6,445,478
Net increase in net assets from Fund share transactions	$294,084,134	$340,158,879

Net increase (decrease) in net assets	$(188,359,557)	$796,226,819

Net Assets
At beginning of year	$3,886,327,694	$3,090,100,875
At end of year	$3,697,968,137	$3,886,327,694

Accumulated undistributed net investment income included in net assets
At end of year	$11,967,730	$15,487,851

31	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Financial Highlights

	Institutional Class
	Year Ended June 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$52.430	$45.870	$44.060	$51.610	$40.800

Income (Loss) From Operations
Net investment income(1)	$0.838	$0.805	$0.941	$0.874	$0.794
Net realized and unrealized gain (loss)	(6.134)	6.518	1.724	(7.866)	10.829

Total income (loss) from operations	$(5.296)	$7.323	$2.665	$(6.992)	$11.623

Less Distributions
From net investment income	$(0.981)	$(0.854)	$(0.941)	$(0.631)	$(0.896)

Total distributions	$(0.981)	$(0.854)	$(0.941)	$(0.631)	$(0.896)

Redemption fees(1)	$0.077	$0.091	$0.086	$0.073	$0.083

Net asset value — End of year	$46.230	$52.430	$45.870	$44.060	$51.610

Total Return(2)	(9.93)%	16.30%	6.14%	(13.32)%	28.74%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,697,968	$3,886,328	$3,090,101	$2,648,747	$2,774,908
Ratios (as a percentage of average daily net assets):
Expenses	0.95%	0.95%	0.96%	0.96%	0.95%
Net investment income	1.71%	1.65%	1.98%	1.94%	1.61%
Portfolio Turnover	10%	6%	5%	4%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

32	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are offered at net asset value and are not subject to a sales charge but are subject to a redemption fee (see Note 1J).

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

33

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Notes to Financial Statements — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

34

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended June 30, 2015 and June 30, 2014 was as follows:

	Year Ended June 30,
	2015	2014

Distributions declared from:
Ordinary income	$75,586,163	$59,924,112

During the year ended June 30, 2015, accumulated net realized loss was increased by $6,846,993 and accumulated undistributed net investment income was increased by $6,846,993 due to differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$40,667,946
Capital loss carryforwards and post October capital losses	$(69,499,992)
Net unrealized appreciation	$525,189,585

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

At June 30, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $22,535 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on June 30, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

During the year ended June 30, 2015, capital loss carryforwards of $24,185,739 were utilized to offset net realized gains by the Fund.

Additionally, at June 30, 2015, the Fund had a net capital loss of $69,477,457 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,129,752,108

Gross unrealized appreciation	$943,934,927
Gross unrealized depreciation	(416,041,783)

Net unrealized appreciation	$527,893,144

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2015, the investment adviser fee amounted to $17,199,649. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2015, the administration fee amounted to $19,110,721. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-

35

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Notes to Financial Statements — continued

administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2015, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $652,651,549 and $371,836,229, respectively, for the year ended June 30, 2015.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2015	2014

Sales	12,824,271	14,026,341
Issued to shareholders electing to receive payments of distributions in Fund shares	1,270,360	957,638
Redemptions	(8,236,800)	(8,218,631)

Net increase	5,857,831	6,765,348

For the years ended June 30, 2015 and June 30, 2014, the Fund received $6,021,876 and $6,445,478, respectively, in redemption fees.

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2015.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

On June 29, 2015, trading of securities on the Athens Stock Exchange was suspended due to the imposition of capital controls by the Greek government. The suspension on trading was lifted in early August after a five-week period.

36

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Notes to Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$39,872,156	$1,562,608,464		$10,378,380	$1,612,859,000
Emerging Europe	33,043,502	641,599,188		0	674,642,690
Latin America	685,976,103	—		—	685,976,103
Middle East/Africa	4,665,598	641,694,500		137,266	646,497,364

Total Common Stocks	$763,557,359	$2,845,902,152	**	$10,515,646	$3,619,975,157

Equity-Linked Securities	$—	$27,724,724		$—	$27,724,724
Investment Funds	—	7,413,630		—	7,413,630
Rights	—	0		—	0
Warrants	157,860	—		—	157,860
Short-Term Investments	—	2,373,881		—	2,373,881

Total Investments	$763,715,219	$2,883,414,387		$10,515,646	$3,657,645,252

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2015 is not presented. At June 30, 2015, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

37

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Tax-Managed Emerging Markets Fund as of June 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 19, 2015

38

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended June 30, 2015, the Fund designates approximately $66,077,406, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 0.45% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended June 30, 2015, the Fund paid foreign taxes of $12,215,808 and recognized foreign source income of $113,379,027.

39

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

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Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2014 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

42

Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

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Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Michael W. Weilheimer 1961	President	1995	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

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Parametric Tax-Managed Emerging Markets Fund

June 30, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

The following tables represent the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2014 and June 30, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2014	6/30/2015
Audit Fees	$75,070	$78,470
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,625	$18,339
All Other Fees(3)	$0	$0

Total(4)	$87,695	$96,809

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/13	6/30/14		10/31/14	6/30/15
Audit Fees	$17,320	$75,070		$22,820	$78,470
Audit-Related Fees(1)	$0	$0		$0	$0
Tax Fees(2)	$12,870	$12,625		$13,780	$18,339
All Other Fees(3)	$0	$0		$0	$0

Total	$30,190	$87,695	(4)	$36,600	$96,809	(4)

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/13	6/30/14	10/31/14	6/30/15
Registrant(1)	$12,870	$12,625	$13,780	$18,339
Eaton Vance(2)	$526,385	$336,473	$99,750	$76,000

(1)	Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 17, 2015

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	August 17, 2015